Not FDIC Insured May Lose Value No Bank Guarantee
FCF-Q1PH

Schedules of Investments
(unaudited)
Franklin DynaTech Fund 2
Franklin Growth Fund 7
Franklin Income Fund 11
Franklin U.S. Government Securities Fund 33
Franklin Utilities Fund 35
Notes to Schedules of Investments 37

Franklin Custodian Funds
Schedule of Investments (unaudited), December 31, 2024
Franklin DynaTech Fund
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.6%
Aerospace & Defense 2.1%
a
Axon Enterprise, Inc. ................................. United States 925,000 $ 549,746,000
a
Kratos Defense & Security Solutions, Inc. ................. United States 250,000 6,595,000
556,341,000
Automobiles 2.9%
a
Tesla, Inc. ......................................... United States 1,850,000 747,104,000
Biotechnology 2.0%
a
ADMA Biologics, Inc. ................................. United States 100,000 1,715,000
a
Argenx SE ........................................ Netherlands 135,000 83,391,114
a
Ascendis Pharma A/S , ADR ........................... Denmark 100,000 13,767,000
a
BioNTech SE , ADR .................................. Germany 125,000 14,243,750
a
Crinetics Pharmaceuticals, Inc. ......................... United States 550,000 28,121,500
a
Insmed, Inc. ....................................... United States 300,000 20,712,000
a
Krystal Biotech, Inc. ................................. United States 100,000 15,666,000
a
Natera, Inc. ........................................ United States 1,200,000 189,960,000
a
Ultragenyx Pharmaceutical, Inc. ........................ United States 100,000 4,207,000
a
United Therapeutics Corp. ............................. United States 200,000 70,568,000
a
Vertex Pharmaceuticals, Inc. ........................... United States 200,000 80,540,000
522,891,364
Broadline Retail 9.8%
a
Amazon.com, Inc. ................................... United States 10,000,000 2,193,900,000
a
Global-e Online Ltd. ................................. Israel 300,000 16,359,000
a
MercadoLibre, Inc. .................................. Brazil 200,000 340,088,000
2,550,347,000
Capital Markets 1.6%
a
Coinbase Global, Inc. , A .............................. United States 250,000 62,075,000
Moody's Corp. ...................................... United States 150,000 71,005,500
MSCI, Inc. , A ....................................... United States 50,000 30,000,500
Tradeweb Markets, Inc. , A ............................. United States 2,000,000 261,840,000
424,921,000
Communications Equipment 0.5%
a
Arista Networks, Inc. ................................. United States 1,250,000 138,162,500
Construction & Engineering 0.8%
Quanta Services, Inc. ................................ United States 700,000 221,235,000
Diversified Consumer Services 0.1%
a
Duolingo, Inc. , A .................................... United States 100,000 32,423,000
Electrical Equipment 0.3%
GE Vernova, Inc. .................................... United States 150,000 49,339,500
Vertiv Holdings Co. , A ................................ United States 300,000 34,083,000
83,422,500
Electronic Equipment, Instruments & Components 0.9%
Amphenol Corp. , A .................................. United States 1,300,000 90,285,000
a
Celestica, Inc. ...................................... Canada 1,000,000 92,300,000
Keyence Corp. ..................................... Japan 100,000 40,647,166
a
Zebra Technologies Corp. , A ........................... United States 50,000 19,311,000
242,543,166
Energy Equipment & Services 0.4%
Baker Hughes Co. , A ................................. United States 1,000,000 41,020,000
a
Oceaneering International, Inc. ......................... United States 1,000,000 26,080,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Energy Equipment & Services (continued)
TechnipFMC plc .................................... United Kingdom 1,250,000 $ 36,175,000
103,275,000
Entertainment 1.0%
a
Netflix, Inc. ........................................ United States 175,000 155,981,000
a
ROBLOX Corp. , A ................................... United States 50,000 2,893,000
a
Sea Ltd. , ADR ...................................... Singapore 335,000 35,543,500
a
Spotify Technology SA ................................ United States 125,000 55,922,500
250,340,000
Financial Services 4.7%
a
Block, Inc. , A ....................................... United States 200,000 16,998,000
Mastercard, Inc. , A .................................. United States 1,700,000 895,169,000
a
Toast, Inc. , A ....................................... United States 200,000 7,290,000
Visa, Inc. , A ........................................ United States 1,000,000 316,040,000
1,235,497,000
Ground Transportation 0.2%
a
Uber Technologies, Inc. ............................... United States 1,000,000 60,320,000
Health Care Equipment & Supplies 3.0%
a
Boston Scientific Corp. ............................... United States 500,000 44,660,000
a
Cooper Cos., Inc. (The) ............................... United States 100,000 9,193,000
a
Globus Medical, Inc. , A ............................... United States 100,000 8,271,000
Hoya Corp. ........................................ Japan 75,000 9,307,973
a
IDEXX Laboratories, Inc. .............................. United States 200,000 82,688,000
a
Intuitive Surgical, Inc. ................................ United States 1,050,000 548,058,000
a
PROCEPT BioRobotics Corp. .......................... United States 650,000 52,338,000
Stryker Corp. ...................................... United States 50,000 18,002,500
772,518,473
Health Care Providers & Services 0.5%
a
HealthEquity, Inc. ................................... United States 500,000 47,975,000
UnitedHealth Group, Inc. .............................. United States 150,000 75,879,000
123,854,000
Health Care Technology 0.5%
a
Doximity, Inc. , A .................................... United States 850,000 45,381,500
Pro Medicus Ltd. .................................... Australia 500,000 77,236,267
a
Veeva Systems, Inc. , A ............................... United States 50,000 10,512,500
133,130,267
Hotels, Restaurants & Leisure 1.8%
Booking Holdings, Inc. ............................... United States 50,000 248,421,000
a
DoorDash, Inc. , A ................................... United States 1,000,000 167,750,000
a
MakeMyTrip Ltd. .................................... India 550,000 61,754,000
477,925,000
Interactive Media & Services 10.1%
Alphabet, Inc. , A .................................... United States 7,000,000 1,325,100,000
Meta Platforms, Inc. , A ............................... United States 2,250,000 1,317,397,500
2,642,497,500
IT Services 2.9%
a
Cloudflare, Inc. , A ................................... United States 850,000 91,528,000
a
Gartner, Inc. ....................................... United States 175,000 84,782,250
a
GoDaddy, Inc. , A .................................... United States 125,000 24,671,250

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
a
MongoDB, Inc. , A ................................... United States 100,000 $ 23,281,000
a
Shopify, Inc. , A ..................................... Canada 4,800,000 510,871,335
a
Wix.com Ltd. ....................................... Israel 125,000 26,818,750
761,952,585
Life Sciences Tools & Services 1.8%
Danaher Corp. ..................................... United States 900,000 206,595,000
a,b
Tempus AI, Inc. , A ................................... United States 600,000 20,256,000
Thermo Fisher Scientific, Inc. .......................... United States 450,000 234,103,500
460,954,500
Media 0.3%
a
Trade Desk, Inc. (The) , A .............................. United States 650,000 76,394,500
Pharmaceuticals 2.0%
Eli Lilly & Co. ...................................... United States 650,000 501,800,000
a
Intra-Cellular Therapies, Inc. ........................... United States 200,000 16,704,000
a
Ligand Pharmaceuticals, Inc. ........................... United States 160,000 17,144,000
535,648,000
Professional Services 0.2%
Leidos Holdings, Inc. ................................. United States 125,000 18,007,500
Verisk Analytics, Inc. , A ............................... United States 130,000 35,805,900
53,813,400
Semiconductors & Semiconductor Equipment 20.9%
a
Advanced Micro Devices, Inc. .......................... United States 1,500,000 181,185,000
Analog Devices, Inc. ................................. United States 1,000,000 212,460,000
Applied Materials, Inc. ................................ United States 100,000 16,263,000
a
ARM Holdings plc , ADR .............................. United States 100,000 12,336,000
ASM International NV ................................ Netherlands 200,000 115,637,111
ASML Holding NV , ADR .............................. Netherlands 300,000 207,924,000
Broadcom, Inc. ..................................... United States 3,500,000 811,440,000
Intel Corp. ......................................... United States 250,000 5,012,500
KLA Corp. ......................................... United States 200,000 126,024,000
Lam Research Corp. ................................. United States 2,000,000 144,460,000
Marvell Technology, Inc. .............................. United States 50,000 5,522,500
Monolithic Power Systems, Inc. ......................... United States 350,000 207,095,000
NVIDIA Corp. ...................................... United States 24,000,000 3,222,960,000
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 1,000,000 197,490,000
5,465,809,111
Software 25.6%
a
Agilysys, Inc. ....................................... United States 300,000 39,513,000
a
Appfolio, Inc. , A ..................................... United States 200,000 49,344,000
a
AppLovin Corp. , A ................................... United States 650,000 210,489,500
a
Aspen Technology, Inc. ............................... United States 150,000 37,444,500
a
Cadence Design Systems, Inc. ......................... United States 2,000,000 600,920,000
a
Clearwater Analytics Holdings, Inc. , A .................... United States 750,000 20,640,000
a
Confluent, Inc. , A .................................... United States 150,000 4,194,000
Constellation Software, Inc. ............................ Canada 75,000 231,916,414
a
Crowdstrike Holdings, Inc. , A ........................... United States 100,000 34,216,000
a
Datadog, Inc. , A .................................... United States 500,000 71,445,000
a
Descartes Systems Group, Inc. (The) .................... Canada 1,000,000 113,600,000
a
Fair Isaac Corp. .................................... United States 50,000 99,546,500
a
Fortinet, Inc. ....................................... United States 300,000 28,344,000
a
Gitlab, Inc. , A ...................................... United States 150,000 8,452,500
a
Guidewire Software, Inc. .............................. United States 225,000 37,930,500

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
HubSpot, Inc. ...................................... United States 300,000 $ 209,031,000
Intuit, Inc. ......................................... United States 650,000 408,525,000
a
Klaviyo, Inc. , A ..................................... United States 1,000,000 41,240,000
a
Life360, Inc. ....................................... United States 500,000 20,635,000
a,c
Lumine Group, Inc. , Reg S ............................ Canada 500,000 14,310,063
a
Manhattan Associates, Inc. ............................ United States 350,000 94,584,000
Microsoft Corp. ..................................... United States 4,500,000 1,896,750,000
a
Monday.com Ltd. .................................... United States 500,000 117,720,000
a
Palantir Technologies, Inc. , A ........................... United States 500,000 37,815,000
a
Palo Alto Networks, Inc. .............................. United States 2,000,000 363,920,000
a
Q2 Holdings, Inc. ................................... United States 100,000 10,065,000
Salesforce, Inc. ..................................... United States 400,000 133,732,000
a
Samsara, Inc. , A .................................... United States 1,250,000 54,612,500
a
ServiceNow, Inc. .................................... United States 1,000,000 1,060,120,000
a,b
ServiceTitan, Inc. , A ................................. United States 250,000 25,717,500
a
SPS Commerce, Inc. ................................. United States 100,000 18,399,000
a
Synopsys, Inc. ..................................... United States 1,000,000 485,360,000
a
Tyler Technologies, Inc. ............................... United States 175,000 100,912,000
a
Vertex, Inc. , A ...................................... United States 350,000 18,672,500
6,700,116,477
Specialty Retail 0.1%
a
Carvana Co. , A ..................................... United States 125,000 25,420,000
Technology Hardware, Storage & Peripherals 2.5%
Apple, Inc. ........................................ United States 2,600,000 651,092,000
Trading Companies & Distributors 0.1%
Fastenal Co. ....................................... United States 200,000 14,382,000
Total Common Stocks (Cost $ 10,527,983,229 ) .................................
26,064,330,343
Warrants
Warrants 0.0%
Software 0.0%
a,d
Constellation Software, Inc. , 3/31/40 ..................... Canada 50,000 —
Total Warrants (Cost $ – ) ....................................................
—
Total Long Term Investments (Cost $ 10,527,983,229 ) ..........................
26,064,330,343
a
Short Term Investments 0.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.5%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.183% .. United States 121,464,046 121,464,046
Total Money Market Funds (Cost $ 121,464,046 ) ...............................
121,464,046

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 44 .
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Money Market Funds 0.1%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.183% .. United States 32,444,000 $ 32,444,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 32,444,000 ) .........................................................
32,444,000
Total Short Term Investments (Cost $ 153,908,046 ) .............................
153,908,046
a
Total Investments (Cost $ 10,681,891,275 ) 100.2% .............................
$26,218,238,389
Other Assets, less Liabilities (0.2) % .........................................
(55,913,687)
Net Assets 100.0% .........................................................
$26,162,324,702
a a a
a
Non-income producing.
b
A portion or all of the security is on loan at December 31, 2024.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2024, the value of this security was $14,310,063, representing 0.1% of net assets.
d
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
e
See Note 5 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Schedule of Investments (unaudited), December 31, 2024
Franklin Growth Fund
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.5%
Aerospace & Defense 3.7%
BWX Technologies, Inc. .............................. United States 1,291,198 $ 143,826,545
Curtiss-Wright Corp. ................................. United States 273,322 96,993,778
Northrop Grumman Corp. ............................. United States 540,587 253,692,073
RTX Corp. ........................................ United States 1,445,967 167,327,302
661,839,698
Beverages 1.6%
a
Monster Beverage Corp. .............................. United States 3,581,223 188,229,081
PepsiCo, Inc. ...................................... United States 608,393 92,512,239
280,741,320
Biotechnology 1.4%
AbbVie, Inc. ....................................... United States 418,663 74,396,415
Amgen, Inc. ....................................... United States 553,786 144,338,783
a
Regeneron Pharmaceuticals, Inc. ....................... United States 51,508 36,690,694
255,425,892
Broadline Retail 5.2%
a
Amazon.com, Inc. ................................... United States 4,264,858 935,667,197
Building Products 1.8%
Trane Technologies plc ............................... United States 877,172 323,983,478
Capital Markets 5.1%
BlackRock, Inc. ..................................... United States 118,955 121,941,960
Blackstone, Inc. .................................... United States 767,226 132,285,107
Charles Schwab Corp. (The) ........................... United States 2,020,153 149,511,524
Intercontinental Exchange, Inc. ......................... United States 1,297,519 193,343,306
S&P Global, Inc. .................................... United States 336,752 167,712,599
Tradeweb Markets, Inc., A ............................. United States 1,084,847 142,028,169
906,822,665
Chemicals 3.0%
Air Products and Chemicals, Inc. ........................ United States 455,151 132,011,996
Ecolab, Inc. ........................................ United States 567,756 133,036,586
Linde plc .......................................... United States 638,703 267,405,785
532,454,367
Commercial Services & Supplies 0.7%
Republic Services, Inc., A ............................. United States 592,563 119,211,824
Construction Materials 0.9%
Martin Marietta Materials, Inc. .......................... United States 321,258 165,929,757
Consumer Staples Distribution & Retail 1.3%
Costco Wholesale Corp. .............................. United States 243,490 223,102,582
Electric Utilities 1.0%
NextEra Energy, Inc. ................................. United States 2,455,029 176,001,029
Electrical Equipment 1.4%
AMETEK, Inc. ...................................... United States 648,444 116,888,515
Eaton Corp. plc ..................................... United States 420,755 139,635,962
256,524,477
Electronic Equipment, Instruments & Components 3.1%
Amphenol Corp., A .................................. United States 4,381,701 304,309,134

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components (continued)
TE Connectivity plc .................................. Switzerland 1,701,272 $ 243,230,858
547,539,992
Entertainment 0.5%
a
Netflix, Inc. ........................................ United States 100,800 89,845,056
Financial Services 4.3%
Mastercard, Inc., A .................................. United States 926,433 487,831,825
Visa, Inc., A ........................................ United States 902,186 285,126,863
772,958,688
Ground Transportation 2.8%
Canadian Pacific Kansas City Ltd. ....................... Canada 1,294,021 93,648,300
Old Dominion Freight Line, Inc. ......................... United States 368,047 64,923,491
a
Uber Technologies, Inc. ............................... United States 535,535 32,303,471
Union Pacific Corp. .................................. United States 1,376,892 313,986,451
504,861,713
Health Care Equipment & Supplies 3.9%
Abbott Laboratories .................................. United States 712,365 80,575,605
a
Edwards Lifesciences Corp. ........................... United States 928,353 68,725,973
a
Intuitive Surgical, Inc. ................................ United States 789,430 412,050,883
Stryker Corp. ...................................... United States 373,568 134,503,158
695,855,619
Health Care Providers & Services 1.2%
UnitedHealth Group, Inc. .............................. United States 425,127 215,054,744
Health Care Technology 0.5%
a
Veeva Systems, Inc., A ............................... United States 392,750 82,575,688
Hotels, Restaurants & Leisure 2.0%
a
Airbnb, Inc., A ...................................... United States 557,103 73,208,906
Booking Holdings, Inc. ............................... United States 27,067 134,480,224
a
Chipotle Mexican Grill, Inc., A .......................... United States 2,363,334 142,509,040
350,198,170
Industrial REITs 0.5%
Prologis, Inc. ....................................... United States 807,858 85,390,591
Interactive Media & Services 4.5%
Alphabet, Inc., A .................................... United States 1,975,709 374,001,714
Alphabet, Inc., C .................................... United States 2,307,517 439,443,537
813,445,251
IT Services 0.6%
a,b,c
Canva, Inc., B ...................................... Australia 25,413 31,314,917
a
MongoDB, Inc., A ................................... United States 178,884 41,645,984
a
Shopify, Inc., A ..................................... Canada 395,523 42,055,961
115,016,862
Life Sciences Tools & Services 4.6%
Agilent Technologies, Inc. ............................. United States 997,758 134,038,810
Danaher Corp. ..................................... United States 1,088,164 249,788,046
a
Mettler-Toledo International, Inc. ........................ United States 143,347 175,410,857
Thermo Fisher Scientific, Inc. .......................... United States 355,783 185,088,990
West Pharmaceutical Services, Inc. ...................... United States 260,256 85,249,455
829,576,158

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery 3.9%
Deere & Co. ....................................... United States 339,947 $ 144,035,544
Illinois Tool Works, Inc. ............................... United States 723,910 183,554,620
Ingersoll Rand, Inc. .................................. United States 1,902,461 172,096,622
Parker-Hannifin Corp. ................................ United States 117,015 74,425,050
Xylem, Inc. ........................................ United States 1,049,859 121,804,641
695,916,477
Pharmaceuticals 2.3%
AstraZeneca plc, ADR ................................ United Kingdom 2,027,295 132,828,368
Eli Lilly & Co. ...................................... United States 370,620 286,118,640
418,947,008
Professional Services 0.4%
Automatic Data Processing, Inc. ........................ United States 101,095 29,593,540
Verisk Analytics, Inc., A ............................... United States 171,219 47,158,849
76,752,389
Semiconductors & Semiconductor Equipment 12.9%
a
ARM Holdings plc, ADR .............................. United States 342,492 42,249,813
ASML Holding NV, ADR .............................. Netherlands 398,976 276,522,286
Broadcom, Inc. ..................................... United States 236,800 54,899,712
Lam Research Corp. ................................. United States 274,282 19,811,389
a
Lattice Semiconductor Corp. ........................... United States 668,460 37,868,259
Monolithic Power Systems, Inc. ......................... United States 332,640 196,823,088
NVIDIA Corp. ...................................... United States 9,823,756 1,319,232,193
NXP Semiconductors NV ............................. China 639,186 132,854,810
Texas Instruments, Inc. ............................... United States 1,274,489 238,979,433
2,319,240,983
Software 17.5%
a
Adobe, Inc. ........................................ United States 137,856 61,301,806
a
Autodesk, Inc. ...................................... United States 736,342 217,640,605
a,b,c
Checkout Payments Group Ltd., B ....................... United Kingdom 96,603 10,010,941
a
Crowdstrike Holdings, Inc., A ........................... United States 127,537 43,638,060
Intuit, Inc. ......................................... United States 647,515 406,963,177
a
Manhattan Associates, Inc. ............................ United States 124,221 33,569,483
Microsoft Corp. ..................................... United States 2,683,986 1,131,300,099
a
PTC, Inc. ......................................... United States 986,178 181,328,549
Salesforce, Inc. ..................................... United States 513,173 171,569,129
a
ServiceNow, Inc. .................................... United States 504,366 534,688,484
a,b,c
Stripe, Inc., B ...................................... United States 540,043 16,871,953
a
Synopsys, Inc. ..................................... United States 516,110 250,499,150
a
Tyler Technologies, Inc. ............................... United States 138,488 79,857,720
3,139,239,156
Technology Hardware, Storage & Peripherals 4.4%
Apple, Inc. ........................................ United States 3,150,913 789,051,633
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc., B ....................................... United States 1,257,982 95,191,498
Trading Companies & Distributors 1.0%
Fastenal Co. ....................................... United States 2,502,937 179,986,200
Total Common Stocks (Cost $4,370,466,075) ..................................
17,654,348,162

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 44.
a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks 0.7%
IT Services 0.0%
†
a,b,c
Canva, Inc., A ...................................... Australia 2,353 $ 2,899,461
a,b,c
Canva, Inc., A-3 .................................... Australia 94 115,831
a,b,c
Canva, Inc., A-4 .................................... Australia 8 9,858
a,b,c
Canva, Inc., A-5 .................................... Australia 5 6,161
3,031,311
Software 0.6%
a,b,c
Gusto, Inc., E ...................................... United States 822,494 27,871,588
a,b,c
OneTrust LLC, C .................................... United States 849,894 11,972,803
a,b,c
Stripe, Inc., I ....................................... United States 1,759,545 54,971,476
94,815,867
Trading Companies & Distributors 0.1%
a,b,c
Anduril Industries, Inc., F .............................. United States 1,150,134 25,000,003
Total Convertible Preferred Stocks (Cost $106,287,288) ........................
122,847,181
Preferred Stocks 0.6%
Life Sciences Tools & Services 0.6%
d
Sartorius AG, 0.34% ................................. Germany 456,335 101,413,093
Total Preferred Stocks (Cost $158,101,436) ...................................
101,413,093
Total Long Term Investments (Cost $4,634,854,799) ...........................
17,878,608,436
a
Short Term Investments 0.3%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.3%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 4.183% .. United States 58,528,652 58,528,652
Total Money Market Funds (Cost $58,528,652) ................................
58,528,652
Total Short Term Investments (Cost $58,528,652 ) ..............................
58,528,652
a
Total Investments (Cost $4,693,383,451) 100.1% ..............................
$17,937,137,088
Other Assets, less Liabilities (0.1)% .........................................
(20,689,632)
Net Assets 100.0% .........................................................
$17,916,447,456
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
c
See Note 3 regarding restricted securities.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 5 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Schedule of Investments (unaudited), December 31, 2024
Franklin Income Fund
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 25.7%
Aerospace & Defense 1.1%
a
Boeing Co. (The) ................................... United States 1,175,000 $ 207,975,000
b
Lockheed Martin Corp. ............................... United States 1,000,000 485,940,000
RTX Corp. ........................................ United States 950,000 109,934,000
803,849,000
Air Freight & Logistics 0.5%
b
United Parcel Service, Inc. , B .......................... United States 3,030,000 382,083,000
Banks 1.6%
Bank of America Corp. ............................... United States 4,000,000 175,800,000
Citigroup, Inc. ...................................... United States 2,500,000 175,975,000
b
Fifth Third Bancorp .................................. United States 4,000,000 169,120,000
PNC Financial Services Group, Inc. (The) ................. United States 1,250,000 241,062,500
Truist Financial Corp. ................................ United States 1,000,000 43,380,000
US Bancorp ....................................... United States 7,250,000 346,767,500
1,152,105,000
Beverages 1.7%
Coca-Cola Co. (The) ................................. United States 6,000,000 373,560,000
PepsiCo, Inc. ...................................... United States 5,500,000 836,330,000
1,209,890,000
Biotechnology 1.1%
AbbVie, Inc. ....................................... United States 2,500,000 444,250,000
Amgen, Inc. ....................................... United States 1,500,000 390,960,000
835,210,000
Capital Markets 0.1%
b
BlackRock, Inc. ..................................... United States 100,000 102,511,000
Chemicals 0.7%
b
Air Products and Chemicals, Inc. ........................ United States 1,000,000 290,040,000
Albemarle Corp. .................................... United States 1,000,000 86,080,000
LyondellBasell Industries NV , A ......................... United States 1,700,000 126,259,000
502,379,000
Communications Equipment 0.5%
Cisco Systems, Inc. ................................. United States 6,395,000 378,584,000
Diversified Telecommunication Services 0.3%
Verizon Communications, Inc. .......................... United States 6,000,000 239,940,000
Electric Utilities 2.5%
American Electric Power Co., Inc. ....................... United States 1,500,000 138,345,000
Duke Energy Corp. .................................. United States 3,000,000 323,220,000
Edison International ................................. United States 1,500,000 119,760,000
b
NextEra Energy, Inc. ................................. United States 5,000,000 358,450,000
Southern Co. (The) .................................. United States 8,000,000 658,560,000
Xcel Energy, Inc. .................................... United States 3,000,000 202,560,000
1,800,895,000
Energy Equipment & Services 0.1%
Schlumberger NV ................................... United States 1,000,000 38,340,000
Food Products 0.5%
Mondelez International, Inc. , A .......................... United States 600,000 35,838,000
Nestle SA , ADR .................................... United States 4,000,000 326,800,000
362,638,000
Ground Transportation 1.0%
Norfolk Southern Corp. ............................... United States 300,000 70,410,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Ground Transportation (continued)
Union Pacific Corp. .................................. United States 3,049,847 $ 695,487,110
765,897,110
Health Care Equipment & Supplies 0.4%
b
Abbott Laboratories .................................. United States 1,000,000 113,110,000
Medtronic plc ...................................... United States 2,500,000 199,700,000
312,810,000
Health Care Providers & Services 0.4%
Cigna Group (The) .................................. United States 300,000 82,842,000
b
CVS Health Corp. ................................... United States 2,250,000 101,002,500
UnitedHealth Group, Inc. .............................. United States 200,000 101,172,000
285,016,500
Hotels, Restaurants & Leisure 0.3%
b
McDonald's Corp. ................................... United States 750,000 217,417,500
Household Products 1.3%
Procter & Gamble Co. (The) ........................... United States 5,500,000 922,075,000
Industrial Conglomerates 0.3%
b
Honeywell International, Inc. ........................... United States 1,000,000 225,890,000
IT Services 0.2%
International Business Machines Corp. ................... United States 500,000 109,915,000
Machinery 0.1%
Illinois Tool Works, Inc. ............................... United States 400,000 101,424,000
Media 0.2%
Comcast Corp. , A ................................... United States 4,000,000 150,120,000
Metals & Mining 0.3%
b
Rio Tinto plc , ADR ................................... Australia 3,500,000 205,835,000
Multi-Utilities 0.7%
Dominion Energy, Inc. ................................ United States 5,000,000 269,300,000
Sempra ........................................... United States 3,000,000 263,160,000
532,460,000
Oil, Gas & Consumable Fuels 4.3%
BP plc , ADR ....................................... United States 6,649,993 196,573,793
b
Chevron Corp. ..................................... United States 7,500,000 1,086,300,000
b
ConocoPhillips ..................................... United States 3,500,000 347,095,000
b
Exxon Mobil Corp. ................................... United States 9,500,000 1,021,915,000
b
Shell plc , ADR ...................................... United States 4,000,000 250,600,000
TotalEnergies SE , ADR ............................... France 4,000,000 218,000,000
3,120,483,793
Pharmaceuticals 3.1%
AstraZeneca plc , ADR ................................ United Kingdom 1,000,000 65,520,000
a
Bausch Health Cos., Inc. .............................. United States 5,000,000 40,300,000
a,c
Endo, Inc. ......................................... United States 4,484,322 107,399,512
b
Johnson & Johnson ................................. United States 8,000,000 1,156,960,000
Merck & Co., Inc. ................................... United States 6,000,000 596,880,000
b
Pfizer, Inc. ......................................... United States 10,000,000 265,300,000
2,232,359,512
Semiconductors & Semiconductor Equipment 0.8%
a
Advanced Micro Devices, Inc. .......................... United States 1,000,000 120,790,000
Analog Devices, Inc. ................................. United States 350,000 74,361,000
b
Microchip Technology, Inc. ............................ United States 3,350,000 192,122,500

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
b
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 1,000,000 $ 197,490,000
584,763,500
Software 0.1%
b
Microsoft Corp. ..................................... United States 260,000 109,590,000
Specialty Retail 0.8%
b
Home Depot, Inc. (The) ............................... United States 1,500,000 583,485,000
Textiles, Apparel & Luxury Goods 0.2%
b
NIKE, Inc. , B ....................................... United States 1,500,000 113,505,000
Tobacco 0.5%
Philip Morris International, Inc. ......................... United States 3,000,000 361,050,000
Total Common Stocks (Cost $ 17,373,401,193 ) .................................
18,742,520,915
Management Investment Companies 0.6%
Capital Markets 0.6%
d
Clarion Partners Real Estate Income Fund, Inc. , Class I ...... United States 7,867,833 91,738,930
a,d,e
Franklin BSP Real Estate Credit BDC .................... United States 12,900,130 347,271,501
439,010,431
Total Management Investment Companies (Cost $ 432,383,665 ) .................
439,010,431
Equity-Linked Securities 17.7%
Aerospace & Defense 1.0%
f
Barclays Bank plc into RTX Corp. , 144A, 7.5% , 10/16/25 ...... United States 2,100,000 242,102,807
f
Citigroup Global Markets Holdings, Inc. into Boeing Co. (The) ,
144A, 8.5% , 12/08/25 ............................... United States 1,500,000 241,756,432
f
Wells Fargo Bank NA into Boeing Co. (The) , 144A, 9% , 6/17/25 United States 1,350,000 236,050,388
719,909,627
Banks 1.3%
f
BNP Paribas Issuance BV into Bank of America Corp. , 144A,
8.5% , 2/26/25 .................................... United States 6,800,000 252,796,659
f
JPMorgan Chase Bank NA into Truist Financial Corp. , 144A,
9.5% , 3/02/26 .................................... United States 5,400,000 230,086,130
f
Merrill Lynch International & Co. CV into Fifth Third Bancorp ,
144A, 10% , 3/10/25 ................................ United States 3,150,000 121,379,284
f
Royal Bank of Canada into Citigroup, Inc. , 144A, 8.5% , 8/27/25 . United States 3,700,000 241,196,305
f
Royal Bank of Canada into Truist Financial Corp. , 144A, 8.5% ,
8/04/25 ......................................... United States 2,420,000 104,624,780
950,083,158
Biotechnology 0.3%
f
Merrill Lynch International & Co. CV into AbbVie, Inc. , 144A,
7.5% , 4/23/25 .................................... United States 1,385,000 245,634,137
Capital Markets 0.6%
f
Merrill Lynch International & Co. CV into Charles Schwab Corp.
(The) , 144A, 9% , 2/25/25 ............................ United States 3,550,000 248,849,175
f
Merrill Lynch International & Co. CV into Morgan Stanley , 144A,
9% , 7/14/25 ...................................... United States 1,650,000 175,584,965
424,434,140
Chemicals 0.4%
f
Barclays Bank plc into Air Products and Chemicals, Inc. , 144A,
8.5% , 3/10/25 .................................... United States 730,000 186,600,272

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Chemicals (continued)
f
National Bank of Canada into Albemarle Corp. , 144A, 12% ,
3/31/25 ......................................... United States 830,000 $ 73,615,483
260,215,755
Communications Equipment 0.7%
f
Royal Bank of Canada into Cisco Systems, Inc. , 144A, 8% ,
9/17/25 ......................................... United States 5,000,000 267,380,558
f
UBS AG into Cisco Systems, Inc. , 144A, 8% , 6/10/25 ........ United States 5,000,000 263,887,866
531,268,424
Consumer Staples Distribution & Retail 0.7%
f
Barclays Bank plc into Target Corp. , 144A, 10% , 12/29/25 ..... United States 1,700,000 229,666,599
f
UBS AG into Target Corp. , 144A, 10% , 9/15/25 ............. United States 1,900,000 258,616,496
488,283,095
Containers & Packaging 0.5%
f
BNP Paribas SA into International Paper Co. , 144A, 9% , 10/20/25 United States 5,100,000 259,908,092
f
Mizuho Markets Cayman LP into International Paper Co. , 144A,
10% , 1/22/25 ..................................... United States 2,900,000 121,348,195
381,256,287
Electric Utilities 0.6%
f
Mizuho Markets Cayman LP into NextEra Energy, Inc. , 144A, 9% ,
4/08/25 ......................................... United States 3,290,000 223,043,226
f
Wells Fargo Bank NA into NextEra Energy, Inc. , 144A, 8% ,
5/20/25 ......................................... United States 3,500,000 250,437,669
473,480,895
Energy Equipment & Services 0.5%
f
Merrill Lynch International & Co. CV into Halliburton Co. , 144A,
8.5% , 11/13/25 .................................... United States 5,300,000 147,822,477
f
Wells Fargo Bank NA into Schlumberger NV , 144A, 10% ,
11/26/25 ........................................ United States 5,600,000 222,139,302
369,961,779
Health Care Providers & Services 0.5%
f
JPMorgan Chase Bank NA into CVS Health Corp. , 144A, 9% ,
11/25/25 ........................................ United States 3,639,100 165,407,431
f
Wells Fargo Bank NA into UnitedHealth Group, Inc. , 144A, 7% ,
7/14/25 ......................................... United States 425,000 207,900,175
373,307,606
Hotels, Restaurants & Leisure 0.5%
f
Toronto-Dominion Bank (The) into Starbucks Corp. , 144A, 9% ,
1/12/26 ......................................... United States 1,700,000 159,790,320
f
Wells Fargo Bank NA into Starbucks Corp. , 144A, 8% , 3/04/25 . United States 2,500,000 228,240,652
388,030,972
Interactive Media & Services 0.8%
f
Citigroup Global Markets Holdings, Inc. into Alphabet, Inc. , 144A,
8.5% , 8/20/25 .................................... United States 1,750,000 314,129,778
f
JPMorgan Chase Bank NA into Alphabet, Inc. , 144A, 8% , 3/18/25 United States 1,805,000 269,021,956
583,151,734
IT Services 0.3%
f
Barclays Bank plc into International Business Machines Corp. ,
144A, 8.5% , 6/09/25 ............................... United States 1,340,000 255,505,387

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Media 0.5%
f
BNP Paribas Issuance BV into Comcast Corp. , 144A, 8% , 1/15/25 United States 3,100,000 $ 115,763,145
f
JPMorgan Chase Bank NA into Comcast Corp. , 144A, 8.5% ,
9/02/25 ......................................... United States 6,100,000 231,453,053
347,216,198
Metals & Mining 1.1%
f
BNP Paribas Issuance BV into Freeport-McMoRan, Inc. , 144A,
10% , 8/12/25 ..................................... United States 3,100,000 122,060,238
f
Citigroup Global Markets Holdings, Inc. into Freeport-McMoRan,
Inc. , 144A, 10% , 5/20/25 ............................ United States 4,100,000 161,258,472
f
Mizuho Markets Cayman LP into Barrick Gold Corp. , 144A, 9% ,
7/01/25 ......................................... Canada 3,225,000 50,485,703
f
Mizuho Markets Cayman LP into Freeport-McMoRan, Inc. , 144A,
10% , 12/24/25 .................................... United States 6,000,000 235,972,417
f
UBS AG into Newmont Corp. , 144A, 11% , 1/16/25 ........... United States 6,000,000 220,641,458
790,418,288
Multi-Utilities 0.2%
f
Wells Fargo Bank NA into Dominion Energy, Inc. , 144A, 9% ,
1/10/25 ......................................... United States 2,130,000 114,574,131
Oil, Gas & Consumable Fuels 0.9%
f
BNP Paribas Issuance BV into BP plc , 144A, 8.5% , 5/15/25 .... United States 4,750,000 143,760,381
f
Citigroup Global Markets Holdings, Inc. into Exxon Mobil Corp. ,
144A, 9% , 3/12/25 ................................. United States 2,600,000 275,488,016
f
JPMorgan Chase Bank NA into Exxon Mobil Corp. , 144A, 8.5% ,
11/03/25 ........................................ United States 2,500,000 271,270,714
690,519,111
Pharmaceuticals 0.7%
f
BNP Paribas SA into Pfizer, Inc. , 144A, 10.5% , 7/23/25 ....... United States 9,000,000 242,378,743
f
Mizuho Markets Cayman LP into Bristol-Myers Squibb Co. , 144A,
9.5% , 5/08/25 .................................... United States 4,800,000 255,951,469
498,330,212
Semiconductors & Semiconductor Equipment 3.2%
f
Barclays Bank plc into Microchip Technology, Inc. , 144A, 10% ,
10/14/25 ........................................ United States 1,950,000 119,421,465
f
BNP Paribas Issuance BV into Applied Materials, Inc. , 144A,
10% , 12/10/25 .................................... United States 1,300,000 216,088,809
f
Goldman Sachs International Bank into Texas Instruments, Inc. ,
144A, 9% , 11/10/25 ................................ United States 1,670,000 283,712,891
f
Merrill Lynch BV into Micron Technology, Inc. , 144A, 10% , 8/18/25 United States 1,615,000 143,082,017
f
Mizuho Markets Cayman LP into Intel Corp. , 144A, 10% , 12/08/25 United States 11,200,000 234,430,485
f
Morgan Stanley Finance II Ltd. into Microchip Technology, Inc. ,
144A, 10% , 3/03/25 ................................ United States 1,850,000 106,912,869
f
National Bank of Canada into Broadcom, Inc. , 144A, 11.5% ,
5/13/25 ......................................... United States 200,000 283,155,570
f
Royal Bank of Canada into Texas Instruments, Inc. , 144A, 8% ,
6/11/25 ......................................... United States 800,000 151,779,130
f
Royal Bank of Canada into Texas Instruments, Inc. , 144A, 8.5% ,
7/15/25 ......................................... United States 890,000 167,355,602
f
UBS AG into Analog Devices, Inc. , 144A, 9% , 9/17/25 ........ United States 1,120,000 241,778,093
f
UBS AG into Intel Corp. , 144A, 10% , 7/29/25 ............... United States 5,100,000 109,549,555
f
Wells Fargo Bank NA into Intel Corp. , 144A, 11% , 2/14/25 ..... United States 4,000,000 81,678,153
f
Wells Fargo Bank NA into QUALCOMM, Inc. , 144A, 10% ,
10/22/25 ........................................ United States 1,250,000 198,121,203
2,337,065,842

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Software 0.8%
f
Merrill Lynch BV into Microsoft Corp , 144A, 7.5% , 10/06/25 .... United States 615,000 $ 260,651,285
f
Mizuho Markets Cayman LP into Oracle Corp. , 144A, 8.5% ,
2/10/25 ......................................... United States 2,350,000 300,241,581
560,892,866
Specialty Retail 0.8%
f
Citigroup Global Markets Holdings, Inc. into Home Depot, Inc.
(The) , 144A, 7.5% , 7/21/25 .......................... United States 745,000 269,016,973
f
J.P. Morgan Structured Products BV into Home Depot, Inc. (The) ,
144A, 8% , 10/15/25 ................................ United States 735,000 278,911,198
547,928,171
Technology Hardware, Storage & Peripherals 0.8%
f
Barclays Bank plc into Dell Technologies Inc , 144A, 12% , 9/03/25 United States 1,635,000 189,755,352
f
Mizuho Markets Cayman LP into Hewlett Packard Enterprise Co. ,
144A, 9.5% , 9/30/25 ............................... United States 9,500,000 181,997,042
f
UBS AG into Apple, Inc. , 144A, 7% , 4/02/25 ............... United States 1,150,000 220,407,287
592,159,681
Total Equity-Linked Securities (Cost $ 13,080,722,725 ) .........................
12,923,627,496
Convertible Preferred Stocks 1.4%
Aerospace & Defense 0.4%
Boeing Co. (The) , 6% ................................ United States 5,580,000 339,766,200
Capital Markets 0.1%
Ares Management Corp. , 6.75% , B ...................... United States 1,000,000 55,040,000
Chemicals 0.3%
Albemarle Corp. , 7.25% .............................. United States 5,500,000 223,795,000
Electric Utilities 0.4%
a
NextEra Energy, Inc. , 7.234% .......................... United States 3,500,000 159,600,000
NextEra Energy, Inc. , 7.299% .......................... United States 2,500,000 121,975,000
281,575,000
Financial Services 0.2%
a
FNMA , 5.375% ..................................... United States 4,240 146,810,000
a
Total Convertible Preferred Stocks (Cost $ 1,239,058,937 ) ......................
1,046,986,200
Preferred Stocks 0.1%
Financial Services 0.1%
a
FNMA , 8.25% , S .................................... United States 4,000,000 47,720,000
a
Total Preferred Stocks (Cost $ 93,801,501 ) ....................................
47,720,000
Principal
Amount
*
Convertible Bonds 0.1%
Automobiles 0.0%
†
Rivian Automotive, Inc. , Senior Note , 3.625%, 10/15/30 .......
United States 15,000,000 13,470,000
Pharmaceuticals 0.1%
f
Jazz Investments I Ltd. , Senior Note , 144A, 3.125%, 9/15/30 ... United States 50,000,000 54,050,000
Total Convertible Bonds (Cost $ 61,812,971 ) ..................................
67,520,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 40.9%
Aerospace & Defense 1.7%
Boeing Co. (The) ,
Senior Bond , 3.2%, 3/01/29 .......................... United States 25,000,000 $ 23,051,728
Senior Bond , 3.625%, 2/01/31 ........................ United States 59,000,000 53,591,802
Senior Bond , 3.6%, 5/01/34 .......................... United States 25,000,000 20,967,196
Senior Bond , 3.25%, 2/01/35 ......................... United States 25,000,000 19,922,375
Senior Note , 2.196%, 2/04/26 ........................ United States 45,000,000 43,666,253
Senior Note , 5.04%, 5/01/27 ......................... United States 165,000,000 165,492,287
Senior Note , 5.15%, 5/01/30 ......................... United States 390,000,000 384,822,536
Senior Note , 6.388%, 5/01/31 ........................ United States 30,000,000 31,379,959
Senior Note , 6.528%, 5/01/34 ........................ United States 35,000,000 36,684,508
f
Bombardier, Inc. , Senior Note , 144A, 7.25%, 7/01/31 ......... Canada 40,000,000 41,301,043
RTX Corp. , Senior Bond , 6.1%, 3/15/34 ...................
United States 25,000,000 26,338,336
Textron, Inc. , Senior Bond , 2.45%, 3/15/31 ................
United States 40,000,000 34,058,602
f
TransDigm, Inc. ,
Senior Secured Note , 144A, 6.75%, 8/15/28 ............. United States 100,000,000 100,997,375
Senior Secured Note , 144A, 6.375%, 3/01/29 ............ United States 135,000,000 135,468,684
Senior Secured Note , 144A, 6.875%, 12/15/30 ........... United States 50,000,000 50,779,236
Senior Secured Note , 144A, 6.625%, 3/01/32 ............ United States 100,000,000 101,027,569
1,269,549,489
Automobile Components 0.3%
f
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625%,
10/15/29 ........................................ United States 85,000,000 68,942,132
Goodyear Tire & Rubber Co. (The) ,
Senior Bond , 5%, 5/31/26 ........................... United States 57,000,000 56,146,166
Senior Bond , 4.875%, 3/15/27 ........................ United States 34,757,000 33,607,023
Senior Note , 5%, 7/15/29 ........................... United States 40,000,000 36,773,760
195,469,081
Automobiles 0.8%
Ford Motor Co. ,
Senior Bond , 4.346%, 12/08/26 ....................... United States 50,000,000 49,245,489
Senior Bond , 3.25%, 2/12/32 ......................... United States 120,000,000 99,835,896
Senior Bond , 6.1%, 8/19/32 .......................... United States 195,000,000 194,135,735
General Motors Co. ,
g
Senior Bond , 5.6%, 10/15/32 ......................... United States 25,000,000 25,224,300
Senior Bond , 5.15%, 4/01/38 ......................... United States 140,000,000 128,944,487
f
Volkswagen Group of America Finance LLC , Senior Note , 144A,
1.25%, 11/24/25 ................................... Germany 97,000,000 94,007,213
591,393,120
Banks 2.8%
Bank of America Corp. ,
h
AA , Junior Sub. Bond , 6.1% to 3/16/25, FRN thereafter ,
Perpetual ....................................... United States 70,000,000 69,988,682
Senior Bond , 3.419% to 12/19/27, FRN thereafter , 12/20/28 . United States 45,000,000 43,157,065
Senior Bond , 4.571% to 4/26/32, FRN thereafter , 4/27/33 ... United States 185,000,000 175,890,754
Sub. Bond , 5.425% to 8/14/34, FRN thereafter , 8/15/35 ..... United States 90,000,000 87,642,701
Barclays plc ,
Senior Bond , 4.337%, 1/10/28 ........................ United Kingdom 31,000,000 30,326,143
Senior Bond , 2.645% to 6/23/30, FRN thereafter , 6/24/31 ... United Kingdom 49,000,000 42,573,676
Senior Bond , 5.746% to 8/08/32, FRN thereafter , 8/09/33 ... United Kingdom 100,000,000 100,128,380
Senior Bond , 7.437% to 11/01/32, FRN thereafter , 11/02/33 .. United Kingdom 75,000,000 82,550,584
Senior Bond , 6.692% to 9/12/33, FRN thereafter , 9/13/34 ... United Kingdom 70,000,000 74,250,651
Senior Note , 7.325% to 11/01/25, FRN thereafter , 11/02/26 .. United Kingdom 30,000,000 30,551,085
Senior Note , 5.501% to 8/08/27, FRN thereafter , 8/09/28 .... United Kingdom 80,000,000 80,885,200
Sub. Bond , 7.119% to 6/26/33, FRN thereafter , 6/27/34 ..... United Kingdom 55,000,000 58,396,479

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Citigroup, Inc. ,
Senior Bond , 6.27% to 11/16/32, FRN thereafter , 11/17/33 ... United States 85,000,000 $ 89,161,552
Sub. Bond , 6.174% to 5/24/33, FRN thereafter , 5/25/34 ..... United States 155,000,000 157,969,599
Sub. Bond , 5.411% to 9/18/34, FRN thereafter , 9/19/39 ..... United States 50,000,000 47,647,349
Fifth Third Bancorp ,
Senior Note , 6.339% to 7/26/28, FRN thereafter , 7/27/29 .... United States 20,000,000 20,756,095
Senior Note , 5.631% to 1/28/31, FRN thereafter , 1/29/32 .... United States 20,000,000 20,229,780
JPMorgan Chase & Co. ,
h
NN , Junior Sub. Bond , 6.875% to 5/31/29, FRN thereafter ,
Perpetual ....................................... United States 50,000,000 52,336,917
Senior Bond , 6.254% to 10/22/33, FRN thereafter , 10/23/34 . United States 90,000,000 95,162,118
Senior Note , 5.04% to 1/22/27, FRN thereafter , 1/23/28 ..... United States 30,000,000 30,115,285
KeyBank NA ,
Senior Note , 5.85%, 11/15/27 ........................ United States 50,000,000 51,252,459
Sub. Bond , 4.9%, 8/08/32 ........................... United States 35,000,000 33,185,229
PNC Financial Services Group, Inc. (The) ,
Senior Bond , 6.037% to 10/27/32, FRN thereafter , 10/28/33 . United States 70,000,000 72,469,160
Senior Note , 5.582% to 6/11/28, FRN thereafter , 6/12/29 .... United States 20,000,000 20,353,205
Truist Bank , Sub. Bond , 2.25%, 3/11/30 ...................
United States 15,000,000 12,886,202
Truist Financial Corp. ,
Senior Note , 6.047% to 6/07/26, FRN thereafter , 6/08/27 .... United States 45,000,000 45,749,633
Sub. Bond , 4.916% to 7/27/32, FRN thereafter , 7/28/33 ..... United States 95,000,000 89,794,701
US Bancorp ,
Senior Bond , 5.85% to 10/20/32, FRN thereafter , 10/21/33 .. United States 45,000,000 46,008,104
Senior Bond , 5.836% to 6/09/33, FRN thereafter , 6/12/34 ... United States 35,000,000 35,692,606
Senior Note , 5.775% to 6/11/28, FRN thereafter , 6/12/29 .... United States 40,000,000 40,910,514
Senior Note , 5.384% to 1/22/29, FRN thereafter , 1/23/30 .... United States 20,000,000 20,171,066
Wells Fargo & Co. ,
Senior Bond , 4.897% to 7/24/32, FRN thereafter , 7/25/33 ... United States 50,000,000 48,304,933
Senior Bond , 5.557% to 7/24/33, FRN thereafter , 7/25/34 ... United States 90,000,000 89,915,023
Senior Bond , 6.491% to 10/22/33, FRN thereafter , 10/23/34 . United States 60,000,000 63,803,974
2,060,216,904
Beverages 0.1%
Coca-Cola Co. (The) , Senior Bond , 1.65%, 6/01/30 ..........
United States 20,000,000 17,062,207
Constellation Brands, Inc. , Senior Bond , 3.15%, 8/01/29 ......
United States 25,000,000 23,063,115
40,125,322
Biotechnology 0.0%
†
AbbVie, Inc. , Senior Note , 3.2%, 11/21/29 .................
United States 30,000,000 27,857,740
Building Products 0.2%
f
AmeriTex HoldCo Intermediate LLC , Senior Secured Note , 144A,
10.25%, 10/15/28 .................................. United States 20,000,000 21,344,460
f
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75%, 8/01/28 ................................... United States 47,600,000 45,664,499
f
EMRLD Borrower LP / Emerald Co-Issuer, Inc. ,
Senior Secured Note , 144A, 6.625%, 12/15/30 ........... United States 50,000,000 50,129,177
Senior Secured Note , 144A, 6.75%, 7/15/31 ............. United States 20,000,000 20,170,660
137,308,796
Capital Markets 1.1%
Brookfield Finance, Inc. , Senior Bond , 4.85%, 3/29/29 ........
Canada 15,000,000 14,904,368
Charles Schwab Corp. (The) ,
Senior Bond , 5.853% to 5/18/33, FRN thereafter , 5/19/34 ... United States 30,000,000 30,894,664
Senior Bond , 6.136% to 8/23/33, FRN thereafter , 8/24/34 ... United States 30,000,000 31,512,682
Senior Note , 5.643% to 5/18/28, FRN thereafter , 5/19/29 .... United States 25,000,000 25,525,490

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Charles Schwab Corp. (The), (continued)
Senior Note , 6.196% to 11/16/28, FRN thereafter , 11/17/29 .. United States 40,000,000 $ 41,706,800
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 2.65% to 10/20/31, FRN thereafter , 10/21/32 .. United States 80,000,000 67,654,511
Senior Bond , 6.561% to 10/23/33, FRN thereafter , 10/24/34 . United States 100,000,000 107,541,776
Senior Bond , 5.851% to 4/24/34, FRN thereafter , 4/25/35 ... United States 65,000,000 66,256,035
Sub. Bond , 6.75%, 10/01/37 ......................... United States 60,000,000 64,292,182
Morgan Stanley ,
Senior Bond , 6.342% to 10/17/32, FRN thereafter , 10/18/33 . United States 35,000,000 37,035,758
Senior Bond , 5.25% to 4/20/33, FRN thereafter , 4/21/34 .... United States 220,000,000 216,716,403
Senior Bond , 6.627% to 10/31/33, FRN thereafter , 11/01/34 .. United States 30,000,000 32,250,398
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..... United States 67,095,000 67,191,940
803,483,007
Chemicals 0.9%
Celanese US Holdings LLC ,
Senior Bond , 6.379%, 7/15/32 ........................ United States 68,000,000 69,103,623
Senior Note , 6.165%, 7/15/27 ........................ United States 40,000,000 40,609,392
Senior Note , 6.8%, 11/15/30 ......................... United States 30,000,000 31,068,744
f
Consolidated Energy Finance SA , Senior Note , 144A, 6.5%,
5/15/26 ......................................... Switzerland 90,500,000 89,166,084
f
CVR Partners LP / CVR Nitrogen Finance Corp. , Senior Secured
Note , 144A, 6.125%, 6/15/28 ......................... United States 25,000,000 24,355,494
Dow Chemical Co. (The) , Senior Bond , 6.3%, 3/15/33 ........
United States 35,000,000 37,178,419
Huntsman International LLC , Senior Bond , 4.5%, 5/01/29 .....
United States 25,000,000 23,863,504
f
International Flavors & Fragrances, Inc. ,
Senior Bond , 144A, 2.3%, 11/01/30 .................... United States 55,000,000 46,733,996
Senior Note , 144A, 1.832%, 10/15/27 .................. United States 20,000,000 18,385,927
f
Olin Corp. , Senior Note , 144A, 9.5%, 6/01/25 .............. United States 30,000,000 30,251,579
f ,g
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25%, 9/01/29 United States 38,000,000 40,209,562
f
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25%, 4/01/25 ................................... United States 717,000 711,129
f
SCIH Salt Holdings, Inc. ,
Senior Note , 144A, 6.625%, 5/01/29 ................... United States 100,000,000 95,050,920
Senior Secured Note , 144A, 4.875%, 5/01/28 ............ United States 135,000,000 127,147,495
673,835,868
Communications Equipment 0.9%
f
CommScope LLC ,
Senior Note , 144A, 8.25%, 3/01/27 .................... United States 163,000,000 156,080,130
Senior Note , 144A, 7.125%, 7/01/28 ................... United States 200,000,000 176,270,334
Senior Secured Note , 144A, 6%, 3/01/26 ................ United States 224,085,000 223,244,681
Senior Secured Note , 144A, 4.75%, 9/01/29 ............. United States 53,454,000 47,676,788
f
CommScope Technologies LLC , Senior Bond , 144A, 5%, 3/15/27 United States 27,500,000 24,616,195
627,888,128
Construction & Engineering 0.1%
Quanta Services, Inc. , Senior Bond , 2.9%, 10/01/30 .........
United States 90,000,000 80,353,620
Consumer Finance 2.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.3%, 1/30/32 .......................... Ireland 50,000,000 43,583,885
Senior Bond , 5.3%, 1/19/34 .......................... Ireland 45,000,000 44,149,870
Senior Bond , 4.95%, 9/10/34 ......................... Ireland 35,000,000 33,348,438
Senior Note , 5.75%, 6/06/28 ......................... Ireland 40,000,000 40,772,181
Capital One Financial Corp. ,
Senior Bond , 5.268% to 5/09/32, FRN thereafter , 5/10/33 ... United States 50,000,000 48,717,844

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
Capital One Financial Corp., (continued)
Senior Bond , 5.817% to 1/31/33, FRN thereafter , 2/01/34 ... United States 85,000,000 $ 85,404,665
Senior Note , 4.927% to 5/09/27, FRN thereafter , 5/10/28 .... United States 79,532,733 79,302,068
Senior Note , 6.312% to 6/07/28, FRN thereafter , 6/08/29 .... United States 75,000,000 77,469,847
Senior Note , 5.247% to 7/25/29, FRN thereafter , 7/26/30 .... United States 40,000,000 39,891,531
Senior Note , 7.624% to 10/29/30, FRN thereafter , 10/30/31 .. United States 40,000,000 44,178,122
Sub. Bond , 4.2%, 10/29/25 .......................... United States 10,000,000 9,938,602
Sub. Bond , 3.75%, 7/28/26 .......................... United States 64,800,000 63,642,376
Ford Motor Credit Co. LLC ,
Senior Bond , 4.134%, 8/04/25 ........................ United States 50,000,000 49,704,385
Senior Bond , 5.113%, 5/03/29 ........................ United States 85,000,000 82,867,591
Senior Note , 5.125%, 6/16/25 ........................ United States 108,015,000 107,977,834
Senior Note , 3.375%, 11/13/25 ....................... United States 32,000,000 31,512,270
Senior Note , 6.95%, 6/10/26 ......................... United States 35,000,000 35,815,182
Senior Note , 2.7%, 8/10/26 .......................... United States 60,000,000 57,665,004
Senior Note , 4.95%, 5/28/27 ......................... United States 85,000,000 84,262,112
Senior Note , 6.8%, 5/12/28 .......................... United States 92,000,000 95,104,987
Senior Note , 7.35%, 3/06/30 ......................... United States 45,000,000 47,672,958
General Motors Financial Co., Inc. ,
Senior Bond , 3.6%, 6/21/30 .......................... United States 37,720,000 34,596,113
Senior Bond , 3.1%, 1/12/32 .......................... United States 80,000,000 68,503,691
Senior Bond , 6.4%, 1/09/33 .......................... United States 50,000,000 51,850,726
Senior Note , 5%, 4/09/27 ........................... United States 50,000,000 50,067,655
Senior Note , 5.8%, 6/23/28 .......................... United States 50,000,000 51,020,139
Senior Note , 5.8%, 1/07/29 .......................... United States 75,000,000 76,546,758
Senior Note , 5.85%, 4/06/30 ......................... United States 20,000,000 20,435,865
f
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 6.5%,
3/26/31 ......................................... United Kingdom 15,000,000 15,544,380
1,571,547,079
Consumer Staples Distribution & Retail 0.1%
f
7-Eleven, Inc. , Senior Bond , 144A, 1.8%, 2/10/31 ........... United States 75,000,000 60,575,086
Containers & Packaging 1.7%
f
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc ,
Senior Note , 144A, 4%, 9/01/29 ...................... United States 124,275,000 106,894,266
Senior Secured Note , 144A, 6%, 6/15/27 ................ United States 20,115,000 19,975,929
f
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note , 144A, 5.25%, 8/15/27 .................... United States 508,009,000 290,929,292
Senior Secured Note , 144A, 4.125%, 8/15/26 ............ United States 226,100,000 203,734,188
f
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25%, 4/15/27 ................... United States 325,000,000 330,253,950
Senior Secured Note , 144A, 7.875%, 4/15/27 ............ United States 245,000,000 250,257,700
f
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group
Issuer LLC , Senior Secured Note , 144A, 4%, 10/15/27 ...... United States 40,000,000 39,701,643
f
Sealed Air Corp. , Senior Note , 144A, 6.125%, 2/01/28 ........ United States 20,000,000 20,082,651
1,261,829,619
Diversified REITs 0.3%
VICI Properties LP ,
Senior Bond , 5.125%, 5/15/32 ........................ United States 60,000,000 58,463,851
g
Senior Bond , 5.75%, 4/01/34 ......................... United States 20,000,000 20,197,740
Senior Note , 4.95%, 2/15/30 ......................... United States 50,000,000 49,047,136
f
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
4.25%, 12/01/26 ................................... United States 100,000,000 98,408,171
226,116,898

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services 0.8%
f
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 5.5%, 5/01/26 ..................... United States 20,000,000 $ 19,959,746
Senior Bond , 144A, 5.125%, 5/01/27 ................... United States 310,100,000 304,972,540
Senior Bond , 144A, 5%, 2/01/28 ...................... United States 200,700,000 193,623,057
Senior Bond , 144A, 4.75%, 3/01/30 .................... United States 20,000,000 18,286,424
Verizon Communications, Inc. , Senior Bond , 4.016%, 12/03/29 .
United States 50,000,000 48,011,364
584,853,131
Electric Utilities 2.4%
American Electric Power Co., Inc. ,
Senior Bond , 5.95%, 11/01/32 ........................ United States 30,000,000 30,937,837
Senior Bond , 5.625%, 3/01/33 ........................ United States 30,000,000 30,322,666
Duke Energy Corp. , Senior Bond , 4.5%, 8/15/32 ............
United States 56,891,000 54,218,175
NextEra Energy Capital Holdings, Inc. , Senior Bond , 5.25%,
3/15/34 ......................................... United States 85,000,000 84,124,961
NRG Energy, Inc. ,
f
Senior Bond , 144A, 3.625%, 2/15/31 ................... United States 65,000,000 56,884,872
f
Senior Bond , 144A, 6.25%, 11/01/34 ................... United States 65,000,000 63,806,281
Senior Note , 5.75%, 1/15/28 ......................... United States 18,075,000 18,025,178
f
Senior Note , 144A, 3.375%, 2/15/29 ................... United States 48,300,000 43,865,504
f
Senior Note , 144A, 5.75%, 7/15/29 .................... United States 80,000,000 78,169,567
f
Senior Note , 144A, 6%, 2/01/33 ...................... United States 75,000,000 72,901,531
f
Senior Secured Bond , 144A, 7%, 3/15/33 ............... United States 30,000,000 32,402,675
f
Senior Secured Note , 144A, 2.45%, 12/02/27 ............ United States 30,000,000 27,869,826
Pacific Gas and Electric Co. ,
Senior Bond , 4.55%, 7/01/30 ......................... United States 136,500,000 132,199,658
Senior Bond , 6.15%, 1/15/33 ......................... United States 50,000,000 51,989,975
Senior Bond , 6.4%, 6/15/33 .......................... United States 30,000,000 31,640,197
Senior Note , 3.15%, 1/01/26 ......................... United States 50,000,000 49,149,667
Senior Note , 6.1%, 1/15/29 .......................... United States 49,000,000 50,742,684
PG&E Corp. ,
Senior Secured Bond , 5.25%, 7/01/30 .................. United States 20,000,000 19,589,430
Senior Secured Note , 5%, 7/01/28 ..................... United States 107,284,000 104,896,310
Southern Co. (The) ,
Senior Bond , 5.7%, 10/15/32 ......................... United States 45,000,000 46,345,735
Senior Bond , 5.2%, 6/15/33 .......................... United States 50,000,000 49,462,779
f
Vistra Operations Co. LLC ,
Senior Note , 144A, 5.5%, 9/01/26 ..................... United States 109,160,000 108,905,698
Senior Note , 144A, 5%, 7/31/27 ...................... United States 66,250,000 65,059,057
Senior Note , 144A, 4.375%, 5/01/29 ................... United States 154,000,000 145,133,065
Senior Note , 144A, 7.75%, 10/15/31 ................... United States 79,000,000 82,949,655
Senior Note , 144A, 6.875%, 4/15/32 ................... United States 100,000,000 102,486,656
Senior Secured Bond , 144A, 4.3%, 7/15/29 .............. United States 35,000,000 33,449,094
Senior Secured Bond , 144A, 6.95%, 10/15/33 ............ United States 75,000,000 80,890,725
Senior Secured Note , 144A, 3.7%, 1/30/27 .............. United States 33,500,000 32,637,176
1,781,056,634
Electrical Equipment 0.1%
Regal Rexnord Corp. ,
Senior Note , 6.3%, 2/15/30 .......................... United States 25,000,000 25,728,524
Senior Note , 6.4%, 4/15/33 .......................... United States 60,000,000 61,936,549
87,665,073
Energy Equipment & Services 0.4%
f
Schlumberger Holdings Corp. , Senior Note , 144A, 3.9%, 5/17/28 United States 22,500,000 21,851,444
f
USA Compression Partners LP / USA Compression Finance
Corp. , Senior Note , 144A, 7.125%, 3/15/29 .............. United States 40,000,000 40,744,096

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services (continued)
f
Weatherford International Ltd. , Senior Note , 144A, 8.625%,
4/30/30 ......................................... United States 245,000,000 $ 253,168,276
315,763,816
Entertainment 0.3%
Netflix, Inc. ,
Senior Bond , 4.375%, 11/15/26 ....................... United States 90,000,000 89,750,842
Senior Bond , 4.875%, 4/15/28 ........................ United States 89,300,000 89,709,454
Senior Bond , 5.875%, 11/15/28 ....................... United States 50,000,000 51,840,071
231,300,367
Financial Services 0.1%
Fiserv, Inc. ,
Senior Bond , 4.2%, 10/01/28 ......................... United States 52,000,000 50,600,361
Senior Bond , 2.65%, 6/01/30 ......................... United States 25,000,000 22,107,617
Senior Bond , 5.6%, 3/02/33 .......................... United States 30,000,000 30,398,783
103,106,761
Food Products 0.5%
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note , 5.125%, 2/01/28 ........................ United States 30,000,000 29,812,684
Senior Note , 5.75%, 4/01/33 ......................... United States 110,000,000 109,569,041
Senior Note , 6.75%, 3/15/34 ......................... United States 50,000,000 52,898,924
Pilgrim's Pride Corp. ,
Senior Bond , 6.25%, 7/01/33 ......................... United States 68,000,000 69,368,007
Senior Bond , 6.875%, 5/15/34 ........................ United States 40,000,000 42,583,960
f
Post Holdings, Inc. ,
Senior Bond , 144A, 4.5%, 9/15/31 ..................... United States 22,000,000 19,727,793
Senior Secured Note , 144A, 6.25%, 2/15/32 ............. United States 45,000,000 44,718,165
368,678,574
Ground Transportation 0.2%
f
Ashtead Capital, Inc. ,
Senior Bond , 144A, 4.375%, 8/15/27 ................... United Kingdom 20,000,000 19,664,375
Senior Bond , 144A, 5.55%, 5/30/33 .................... United Kingdom 55,000,000 54,248,387
Senior Bond , 144A, 5.95%, 10/15/33 ................... United Kingdom 35,000,000 35,418,536
109,331,298
Health Care Equipment & Supplies 0.6%
GE HealthCare Technologies, Inc. , Senior Note , 5.905%, 11/22/32
United States 105,000,000 109,140,623
f
Medline Borrower LP ,
Senior Note , 144A, 5.25%, 10/01/29 ................... United States 45,000,000 43,470,629
Senior Secured Note , 144A, 3.875%, 4/01/29 ............ United States 265,000,000 245,630,374
f
Medline Borrower LP / Medline Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.25%, 4/01/29 .......................... United States 25,000,000 25,294,851
423,536,477
Health Care Providers & Services 6.8%
Centene Corp. ,
Senior Note , 4.25%, 12/15/27 ........................ United States 81,745,000 79,247,592
Senior Note , 4.625%, 12/15/29 ....................... United States 166,100,000 157,221,138
Senior Note , 3.375%, 2/15/30 ........................ United States 47,000,000 41,891,323
f
CHS/Community Health Systems, Inc. ,
Secured Note , 144A, 6.875%, 4/15/29 .................. United States 480,000,000 363,112,330
Secured Note , 144A, 6.125%, 4/01/30 .................. United States 600,000,000 412,280,988
Senior Note , 144A, 6.875%, 4/01/28 ................... United States 435,000,000 317,546,315

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
f
CHS/Community Health Systems, Inc., (continued)
Senior Secured Note , 144A, 8%, 12/15/27 ............... United States 300,000,000 $ 299,790,393
Senior Secured Note , 144A, 10.875%, 1/15/32 ........... United States 500,000,000 516,489,020
CVS Health Corp. ,
Senior Bond , 5.25%, 2/21/33 ......................... United States 145,000,000 139,065,998
Senior Bond , 4.78%, 3/25/38 ......................... United States 61,925,000 53,597,540
f
DaVita, Inc. ,
Senior Bond , 144A, 3.75%, 2/15/31 .................... United States 65,000,000 56,303,656
Senior Note , 144A, 4.625%, 6/01/30 ................... United States 285,000,000 262,252,759
Senior Note , 144A, 6.875%, 9/01/32 ................... United States 50,000,000 50,443,749
f
Fresenius Medical Care US Finance III, Inc. , Senior Bond , 144A,
2.375%, 2/16/31 ................................... Germany 10,000,000 8,233,136
HCA, Inc. ,
Senior Bond , 5.625%, 9/01/28 ........................ United States 115,000,000 116,589,270
Senior Bond , 4.125%, 6/15/29 ........................ United States 38,500,000 36,745,683
Senior Bond , 2.375%, 7/15/31 ........................ United States 28,716,000 23,845,618
Senior Bond , 5.5%, 6/01/33 .......................... United States 100,000,000 98,973,947
Senior Note , 3.625%, 3/15/32 ........................ United States 82,954,000 73,135,755
Humana, Inc. , Senior Bond , 5.875%, 3/01/33 ...............
United States 35,000,000 35,146,333
f ,g
Kedrion SpA , Senior Secured Note , 144A, 6.5%, 9/01/29 ...... Italy 50,000,000 47,183,225
f
MPH Acquisition Holdings LLC ,
Senior Note , 144A, 5.75%, 11/01/28 ................... United States 115,000,000 75,040,950
Senior Secured Note , 144A, 5.5%, 9/01/28 .............. United States 170,000,000 145,924,835
Tenet Healthcare Corp. ,
Secured Note , 6.25%, 2/01/27 ........................ United States 150,000,000 149,999,490
Senior Bond , 6.875%, 11/15/31 ....................... United States 55,258,000 57,479,427
Senior Note , 6.125%, 10/01/28 ....................... United States 510,000,000 509,510,339
Senior Secured Note , 4.25%, 6/01/29 .................. United States 130,000,000 122,162,828
Senior Secured Note , 4.375%, 1/15/30 ................. United States 50,000,000 46,477,054
Senior Secured Note , 6.125%, 6/15/30 ................. United States 425,000,000 422,181,408
Senior Secured Note , 6.75%, 5/15/31 .................. United States 159,775,000 161,535,880
UnitedHealth Group, Inc. , Senior Bond , 5.35%, 2/15/33 .......
United States 110,000,000 110,732,823
4,990,140,802
Health Care Technology 0.1%
f ,i
Multiplan Corp. , Senior Note , 144A, PIK, 6%, 10/15/27 ....... United States 100,000,000 67,500,000
Hotels, Restaurants & Leisure 2.3%
f
Caesars Entertainment, Inc. ,
Senior Note , 144A, 8.125%, 7/01/27 ................... United States 33,690,000 34,054,439
Senior Note , 144A, 4.625%, 10/15/29 .................. United States 100,000,000 93,706,302
g
Senior Note , 144A, 6%, 10/15/32 ..................... United States 90,000,000 86,859,741
Senior Secured Note , 144A, 7%, 2/15/30 ................ United States 52,000,000 53,002,542
Senior Secured Note , 144A, 6.5%, 2/15/32 .............. United States 45,000,000 45,239,785
f
Carnival Corp. ,
Senior Note , 144A, 7.625%, 3/01/26 ................... United States 165,000,000 165,366,534
Senior Note , 144A, 5.75%, 3/01/27 .................... United States 230,000,000 229,661,723
Senior Note , 144A, 6%, 5/01/29 ...................... United States 30,000,000 29,951,976
Senior Note , 144A, 10.5%, 6/01/30 .................... United States 97,000,000 103,697,732
Expedia Group, Inc. ,
Senior Bond , 3.8%, 2/15/28 .......................... United States 57,000,000 55,082,694
Senior Note , 5%, 2/15/26 ........................... United States 30,000,000 30,055,966
Senior Note , 3.25%, 2/15/30 ......................... United States 60,000,000 55,343,818
f
Senior Note , 144A, 6.25%, 5/01/25 .................... United States 54,596,000 54,634,974
f
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. ,
Senior Note , 144A, 6.75%, 1/15/30 .................... United States 75,000,000 69,254,144

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
f
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc., (continued)
Senior Secured Note , 144A, 4.625%, 1/15/29 ............ United States 120,000,000 $ 111,774,576
f
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 6.125%,
4/01/32 ......................................... United States 40,000,000 39,916,360
Marriott International, Inc. , Senior Note , 5%, 10/15/27 ........
United States 15,000,000 15,123,203
f
Royal Caribbean Cruises Ltd. ,
Senior Note , 144A, 4.25%, 7/01/26 .................... United States 20,000,000 19,637,462
Senior Note , 144A, 5.5%, 4/01/28 ..................... United States 50,000,000 49,661,730
f
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior
Bond , 144A, 5.25%, 5/15/27 .......................... United States 135,000,000 133,640,231
f
Wynn Macau Ltd. ,
g
Senior Bond , 144A, 5.5%, 10/01/27 .................... Macau 51,457,000 50,118,468
Senior Note , 144A, 5.5%, 1/15/26 ..................... Macau 50,000,000 49,549,148
f
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. ,
Senior Note , 144A, 7.125%, 2/15/31 ................... United States 30,000,000 31,263,448
Senior Note , 144A, 6.25%, 3/15/33 .................... United States 100,000,000 98,562,600
1,705,159,596
Household Durables 0.1%
KB Home , Senior Note , 7.25%, 7/15/30 ...................
United States 20,000,000 20,529,780
Shea Homes LP / Shea Homes Funding Corp. ,
Senior Note , 4.75%, 2/15/28 ......................... United States 25,000,000 23,971,967
Senior Note , 4.75%, 4/01/29 ......................... United States 40,000,000 37,907,448
82,409,195
Household Products 0.1%
f
Energizer Holdings, Inc. ,
Senior Note , 144A, 6.5%, 12/31/27 .................... United States 20,000,000 20,089,300
g
Senior Note , 144A, 4.75%, 6/15/28 .................... United States 24,000,000 22,891,566
42,980,866
Independent Power and Renewable Electricity Producers 0.7%
f
Calpine Corp. ,
Senior Note , 144A, 5.125%, 3/15/28 ................... United States 240,000,000 232,947,924
Senior Note , 144A, 4.625%, 2/01/29 ................... United States 22,000,000 20,786,469
Senior Secured Bond , 144A, 3.75%, 3/01/31 ............. United States 40,000,000 35,779,841
Senior Secured Note , 144A, 4.5%, 2/15/28 .............. United States 132,175,000 126,877,294
f ,h
Vistra Corp. ,
Junior Sub. Bond , 144A, 8% to 10/14/26, FRN thereafter ,
Perpetual ....................................... United States 10,000,000 10,239,380
Junior Sub. Bond , 144A, 7% to 12/14/26, FRN thereafter ,
Perpetual ....................................... United States 90,000,000 90,613,591
517,244,499
Insurance 0.1%
f
Five Corners Funding Trust III , Senior Note , 144A, 5.791%,
2/15/33 ......................................... United States 30,000,000 30,813,847
Prudential Financial, Inc. , Junior Sub. Bond , 5.7% to 9/14/28,
FRN thereafter , 9/15/48 ............................. United States 65,000,000 64,596,630
95,410,477
Interactive Media & Services 0.0%
†
Meta Platforms, Inc. , Senior Note , 3.85%, 8/15/32 ...........
United States 15,000,000 13,944,670
IT Services 0.0%
†
Twilio, Inc. , Senior Bond , 3.875%, 3/15/31 .................
United States 35,000,000 31,421,914

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media 0.7%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. , Senior Secured Note ,
4.908%, 7/23/25 ................................... United States 150,000,000 $ 149,874,180
f
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.75%, 4/15/28 .................... United States 179,000,000 161,718,180
Senior Secured Note , 144A, 5.125%, 8/15/27 ............ United States 80,417,564 77,499,066
f
Stagwell Global LLC , Senior Note , 144A, 5.625%, 8/15/29 ..... United States 55,000,000 52,430,911
f
Univision Communications, Inc. ,
Senior Secured Note , 144A, 6.625%, 6/01/27 ............ United States 60,000,000 59,828,832
Senior Secured Note , 144A, 8%, 8/15/28 ................ United States 20,000,000 20,386,520
521,737,689
Metals & Mining 1.2%
f
Alcoa Nederland Holding BV ,
Senior Note , 144A, 5.5%, 12/15/27 .................... United States 104,742,000 105,202,328
Senior Note , 144A, 4.125%, 3/31/29 ................... United States 101,547,000 94,817,913
ArcelorMittal SA ,
g
Senior Bond , 6.8%, 11/29/32 ......................... Luxembourg 55,000,000 58,795,879
Senior Note , 6.55%, 11/29/27 ........................ Luxembourg 25,000,000 26,013,015
f
Cleveland-Cliffs, Inc. ,
Senior Bond , 144A, 4.875%, 3/01/31 ................... United States 25,000,000 22,459,905
Senior Note , 144A, 7.375%, 5/01/33 ................... United States 40,000,000 39,335,481
f
FMG Resources August 2006 Pty. Ltd. ,
Senior Bond , 144A, 4.375%, 4/01/31 ................... Australia 198,000,000 178,405,611
Senior Bond , 144A, 6.125%, 4/15/32 ................... Australia 32,500,000 32,132,055
Senior Note , 144A, 4.5%, 9/15/27 ..................... Australia 16,000,000 15,495,632
Senior Note , 144A, 5.875%, 4/15/30 ................... Australia 62,035,000 61,022,350
Freeport-McMoRan, Inc. ,
Senior Bond , 5.25%, 9/01/29 ......................... United States 61,402,000 61,715,457
Senior Bond , 5.4%, 11/14/34 ......................... United States 59,500,000 58,901,948
f
Glencore Funding LLC , Senior Bond , 144A, 2.5%, 9/01/30 .... Australia 55,000,000 47,706,962
f
Mineral Resources Ltd. ,
Senior Note , 144A, 8%, 11/01/27 ...................... Australia 20,000,000 20,469,466
g
Senior Note , 144A, 8.5%, 5/01/30 ..................... Australia 35,000,000 35,743,103
858,217,105
Multi-Utilities 0.2%
Dominion Energy, Inc. , Senior Note , 5.375%, 11/15/32 ........
United States 32,854,000 32,939,190
Sempra , Senior Bond , 5.5%, 8/01/33 .....................
United States 35,000,000 35,099,058
Southern Co. Gas Capital Corp. , Senior Bond , 5.15%, 9/15/32 .
United States 40,000,000 39,947,932
107,986,180
Oil, Gas & Consumable Fuels 3.2%
BP Capital Markets America, Inc. , Senior Bond , 3.633%, 4/06/30
United States 46,500,000 43,832,397
f
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 11%, 4/15/26 ...................... United States 224,172,000 226,232,141
Senior Note , 144A, 8.125%, 1/15/27 ................... United States 130,000,000 129,722,645
Senior Note , 144A, 9.75%, 7/15/28 .................... United States 73,565,000 75,138,776
Senior Secured Note , 144A, 9.25%, 7/15/29 ............. United States 140,000,000 145,248,317
Cheniere Corpus Christi Holdings LLC ,
Senior Secured Note , 5.125%, 6/30/27 ................. United States 87,973,000 88,472,346
Senior Secured Note , 3.7%, 11/15/29 .................. United States 60,000,000 56,372,023
Cheniere Energy Partners LP , Senior Note , 5.95%, 6/30/33 ....
United States 30,000,000 30,730,196
Cheniere Energy, Inc. , Senior Note , 5.65%, 4/15/34 ..........
United States 40,000,000 40,256,360
f
CITGO Petroleum Corp. ,
Senior Secured Note , 144A, 7%, 6/15/25 ................ United States 33,224,000 33,356,431
Senior Secured Note , 144A, 6.375%, 6/15/26 ............ United States 77,000,000 77,329,714

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
f
Civitas Resources, Inc. , Senior Note , 144A, 8.75%, 7/01/31 .... United States 25,000,000 $ 26,094,588
Energy Transfer LP ,
Senior Bond , 5.75%, 2/15/33 ......................... United States 30,000,000 30,431,335
Senior Bond , 6.55%, 12/01/33 ........................ United States 25,000,000 26,630,500
f
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond , 144A, 7.25%, 2/15/35 .................... United States 60,000,000 56,460,930
Senior Note , 144A, 6%, 4/15/30 ...................... United States 25,000,000 23,619,995
Kinder Morgan, Inc. ,
Senior Bond , 5.2%, 6/01/33 .......................... United States 87,000,000 85,038,538
Senior Bond , 5.4%, 2/01/34 .......................... United States 50,000,000 49,268,896
Senior Note , 5%, 2/01/29 ........................... United States 40,000,000 39,880,996
f
Matador Resources Co. ,
Senior Note , 144A, 6.5%, 4/15/32 ..................... United States 35,000,000 34,663,202
Senior Note , 144A, 6.25%, 4/15/33 .................... United States 40,000,000 38,864,904
Occidental Petroleum Corp. ,
Senior Bond , 6.625%, 9/01/30 ........................ United States 80,000,000 83,778,868
Senior Bond , 6.125%, 1/01/31 ........................ United States 52,000,000 53,242,553
Senior Bond , 5.55%, 10/01/34 ........................ United States 30,000,000 29,199,872
Senior Note , 5.5%, 12/01/25 ......................... United States 30,000,000 30,104,349
Senior Note , 6.375%, 9/01/28 ........................ United States 60,000,000 61,903,860
f
Tennessee Gas Pipeline Co. LLC , Senior Bond , 144A, 2.9%,
3/01/30 ......................................... United States 40,050,000 35,926,343
f
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25%, 1/15/30 ................................... United States 25,000,000 25,250,800
f
Venture Global LNG, Inc. ,
h
Junior Sub. Bond , 144A, 9% to 9/29/29, FRN thereafter ,
Perpetual ....................................... United States 234,000,000 245,028,186
Senior Secured Note , 144A, 8.125%, 6/01/28 ............ United States 44,500,000 46,326,855
Senior Secured Note , 144A, 7%, 1/15/30 ................ United States 35,000,000 35,558,044
Senior Secured Note , 144A, 8.375%, 6/01/31 ............ United States 90,000,000 93,956,541
Williams Cos., Inc. (The) ,
Senior Bond , 3.5%, 11/15/30 ......................... United States 130,000,000 119,507,185
Senior Bond , 2.6%, 3/15/31 .......................... United States 35,000,000 30,155,445
Senior Bond , 5.65%, 3/15/33 ......................... United States 55,000,000 55,520,253
2,303,104,384
Passenger Airlines 2.0%
f ,i
American Airlines Group, Inc. , Senior Secured Note , 144A, PIK,
10.75%, 2/15/26 ................................... United States 145,000,000 148,625,000
f
American Airlines, Inc. , Senior Secured Note , 144A, 8.5%,
5/15/29 ......................................... United States 135,000,000 141,825,385
f
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note , 144A, 5.5%, 4/20/26 .............. United States 128,999,999 128,684,914
Senior Secured Note , 144A, 5.75%, 4/20/29 ............. United States 185,795,000 184,397,307
f
Avianca Midco 2 plc , Senior Secured Note , 144A, 9%, 12/01/28 United Kingdom 60,000,000 58,642,338
f
Delta Air Lines, Inc. / SkyMiles IP Ltd. ,
Senior Secured Note , 144A, 4.5%, 10/20/25 ............. United States 31,210,773 31,024,853
Senior Secured Note , 144A, 4.75%, 10/20/28 ............ United States 341,718,000 337,251,113
f
JetBlue Airways Corp. / JetBlue Loyalty LP , Senior Secured Note ,
144A, 9.875%, 9/20/31 .............................. United States 70,000,000 74,447,608
f
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5%, 6/20/27 ..... United States 97,750,000 98,436,492
f
United Airlines, Inc. ,
Senior Secured Note , 144A, 4.375%, 4/15/26 ............ United States 107,762,000 106,040,916
Senior Secured Note , 144A, 4.625%, 4/15/29 ............ United States 136,643,000 130,028,973
1,439,404,899

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Personal Care Products 0.1%
f
BellRing Brands, Inc. , Senior Note , 144A, 7%, 3/15/30 ....... United States 30,000,000 $ 30,776,490
Haleon US Capital LLC , Senior Note , 3.375%, 3/24/29 .......
United States 30,000,000 28,236,624
59,013,114
Pharmaceuticals 1.1%
f
1375209 BC Ltd. , Senior Secured Note , 144A, 9%, 1/30/28 .... Canada 467,060,000 468,294,066
f
Bausch Health Cos., Inc. , Senior Secured Note , 144A, 11%,
9/30/28 ......................................... United States 150,000,000 142,675,500
f
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5%,
4/15/31 ......................................... United States 50,000,000 53,039,150
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note , 7.125%, 1/31/25 ........................ Israel 27,220,000 27,238,077
Senior Note , 6.75%, 3/01/28 ......................... Israel 26,000,000 26,570,050
Senior Note , 7.875%, 9/15/29 ........................ Israel 25,000,000 26,974,850
Senior Note , 8.125%, 9/15/31 ........................ Israel 30,000,000 33,567,270
Viatris, Inc. , Senior Note , 2.7%, 6/22/30 ...................
United States 40,000,000 34,707,471
813,066,434
Semiconductors & Semiconductor Equipment 0.7%
Broadcom, Inc. ,
Senior Bond , 4.15%, 11/15/30 ........................ United States 20,000,000 19,145,310
Senior Bond , 4.3%, 11/15/32 ......................... United States 140,000,000 132,122,703
f
Senior Bond , 144A, 4.15%, 4/15/32 .................... United States 25,000,000 23,452,559
f
Senior Bond , 144A, 3.469%, 4/15/34 ................... United States 35,000,000 30,348,759
f
Senior Note , 144A, 4%, 4/15/29 ...................... United States 28,000,000 26,948,375
f
Entegris, Inc. , Senior Secured Note , 144A, 4.75%, 4/15/29 .... United States 60,000,000 57,502,653
Intel Corp. ,
g
Senior Bond , 5.2%, 2/10/33 .......................... United States 25,000,000 24,180,569
Senior Note , 5.125%, 2/10/30 ........................ United States 20,000,000 19,830,718
Micron Technology, Inc. ,
Senior Bond , 5.327%, 2/06/29 ........................ United States 25,000,000 25,134,595
Senior Bond , 4.663%, 2/15/30 ........................ United States 20,000,000 19,535,748
Senior Bond , 5.875%, 2/09/33 ........................ United States 40,000,000 40,984,868
Senior Note , 6.75%, 11/01/29 ........................ United States 55,000,000 58,582,614
477,769,471
Software 0.5%
f
McAfee Corp. , Senior Note , 144A, 7.375%, 2/15/30 .......... United States 50,000,000 48,624,573
Oracle Corp. ,
Senior Bond , 2.65%, 7/15/26 ......................... United States 85,000,000 82,465,321
Senior Bond , 3.25%, 11/15/27 ........................ United States 40,000,000 38,468,849
Senior Bond , 2.875%, 3/25/31 ........................ United States 25,000,000 22,009,808
Senior Bond , 6.25%, 11/09/32 ........................ United States 95,000,000 100,715,773
Roper Technologies, Inc. , Senior Bond , 1.75%, 2/15/31 .......
United States 20,000,000 16,436,378
Workday, Inc. , Senior Bond , 3.8%, 4/01/32 ................
United States 30,000,000 27,311,910
336,032,612
Specialized REITs 0.5%
American Tower Corp. ,
Senior Bond , 2.9%, 1/15/30 .......................... United States 20,000,000 18,022,093
Senior Bond , 5.65%, 3/15/33 ......................... United States 105,000,000 106,392,710
Senior Note , 5.5%, 3/15/28 .......................... United States 20,000,000 20,302,899
Crown Castle, Inc. ,
Senior Bond , 3.3%, 7/01/30 .......................... United States 41,400,000 37,677,478
Senior Bond , 5.1%, 5/01/33 .......................... United States 60,000,000 58,552,075
f
Iron Mountain, Inc. , Senior Note , 144A, 4.875%, 9/15/27 ...... United States 65,000,000 63,423,993

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialized REITs (continued)
Weyerhaeuser Co. , Senior Bond , 3.375%, 3/09/33 ..........
United States 30,000,000 $ 26,059,740
330,430,988
Specialty Retail 0.4%
AutoNation, Inc. ,
Senior Bond , 4.75%, 6/01/30 ......................... United States 40,959,000 39,581,461
Senior Bond , 2.4%, 8/01/31 .......................... United States 44,451,000 36,706,770
Senior Bond , 3.85%, 3/01/32 ......................... United States 32,953,000 29,551,678
Home Depot, Inc. (The) , Senior Bond , 5.875%, 12/16/36 ......
United States 20,000,000 21,048,712
Lowe's Cos., Inc. ,
Senior Bond , 2.625%, 4/01/31 ........................ United States 40,000,000 34,764,690
Senior Bond , 3.75%, 4/01/32 ......................... United States 63,000,000 57,719,648
Senior Bond , 5%, 4/15/33 ........................... United States 50,000,000 49,246,033
Senior Bond , 5.15%, 7/01/33 ......................... United States 35,000,000 34,813,140
303,432,132
Technology Hardware, Storage & Peripherals 0.4%
Dell International LLC / EMC Corp. ,
Senior Bond , 5.75%, 2/01/33 ......................... United States 40,000,000 41,107,100
Senior Note , 5.3%, 10/01/29 ......................... United States 55,000,000 55,573,394
Hewlett Packard Enterprise Co. ,
Senior Bond , 5%, 10/15/34 .......................... United States 30,000,000 28,851,007
Senior Note , 4.85%, 10/15/31 ........................ United States 30,000,000 29,271,354
HP, Inc. ,
Senior Bond , 5.5%, 1/15/33 .......................... United States 70,000,000 70,664,321
Senior Note , 4%, 4/15/29 ........................... United States 88,630,000 84,999,681
310,466,857
Textiles, Apparel & Luxury Goods 0.0%
†
f ,g
Hanesbrands, Inc. , Senior Note , 144A, 9%, 2/15/31 .......... United States 19,200,000 20,490,924
Tobacco 0.4%
BAT Capital Corp. ,
Senior Bond , 2.726%, 3/25/31 ........................ United Kingdom 25,000,000 21,586,640
Senior Bond , 6.421%, 8/02/33 ........................ United Kingdom 53,500,000 56,572,069
Senior Note , 3.557%, 8/15/27 ........................ United Kingdom 90,000,000 87,110,998
Senior Note , 2.259%, 3/25/28 ........................ United Kingdom 37,812,000 34,750,985
Philip Morris International, Inc. ,
Senior Bond , 5.75%, 11/17/32 ........................ United States 41,000,000 42,176,784
Senior Bond , 5.375%, 2/15/33 ........................ United States 55,000,000 55,132,311
297,329,787
Trading Companies & Distributors 0.4%
United Rentals North America, Inc. ,
Senior Bond , 4.875%, 1/15/28 ........................ United States 140,000,000 136,363,254
Senior Bond , 3.875%, 2/15/31 ........................ United States 30,000,000 26,824,383
Senior Bond , 3.75%, 1/15/32 ......................... United States 31,000,000 27,177,380
f
Senior Secured Note , 144A, 6%, 12/15/29 ............... United States 73,800,000 74,509,441
264,874,458
Water Utilities 0.0%
†
American Water Capital Corp. , Senior Bond , 4.45%, 6/01/32 ...
United States 30,000,000 28,608,229
Wireless Telecommunication Services 0.3%
Sprint LLC , Senior Note , 7.625%, 3/01/26 .................
United States 86,300,000 88,273,680
f
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC , Senior Secured Bond , 144A, 5.152%,
3/20/28 ......................................... United States 58,500,000 58,760,561

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc. ,
Senior Bond , 5.2%, 1/15/33 .......................... United States 45,000,000 $ 44,562,414
Senior Note , 3.375%, 4/15/29 ........................ United States 30,000,000 28,022,679
219,619,334
Total Corporate Bonds (Cost $ 29,778,859,873 ) ................................
29,870,638,504
Senior Floating Rate Interests 0.1%
Building Products 0.1%
j
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan , 6.829% , ( 3-month SOFR + 2.5% ), 8/04/31 .. United States 34,912,500 35,094,394
Total Senior Floating Rate Interests (Cost $ 34,828,405 ) ........................
35,094,394
U.S. Government and Agency Securities 7.6%
U.S. Treasury Bonds ,
4.125%, 8/15/53 ................................... United States 1,500,000,000 1,336,434,345
4.625%, 5/15/54 ................................... United States 600,000,000 583,146,144
U.S. Treasury Notes ,
4.125%, 10/31/27 .................................. United States 1,250,000,000 1,245,263,425
4%, 10/31/29 ..................................... United States 1,000,000,000 983,366,070
3.875%, 8/15/33 ................................... United States 1,500,000,000 1,428,047,685
Total U.S. Government and Agency Securities (Cost $ 5,639,472,434 ) ............
5,576,257,669
Asset-Backed Securities 0.1%
Passenger Airlines 0.1%
United Airlines Pass-Through Trust ,
2020-1 , A , 5.875%, 10/15/27 ......................... United States 45,493,333 46,502,871
2023-1 , A , 5.8%, 1/15/36 ............................ United States 48,882,850 50,026,562
96,529,433
a a a a a a
Total Asset-Backed Securities (Cost $ 94,228,330 ) .............................
96,529,433
Mortgage-Backed Securities 3.5%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.4%
FHLMC Pool, 30 Year , 5%, 11/01/54 ..................... United States 594,888,133 574,498,378
FHLMC Pool, 30 Year , 5%, 5/01/53 - 12/01/54 .............. United States 427,620,031 413,120,812
FHLMC Pool, 30 Year , 5.5%, 6/01/53 - 12/01/54 ............ United States 782,634,486 773,048,441
1,760,667,631
Federal National Mortgage Association (FNMA) Fixed Rate 1.0%
FNMA, 30 Year , 4%, 8/01/49 ........................... United States 22,921,542 21,321,680
FNMA, 30 Year , 5%, 5/01/53 - 11/01/53 ................... United States 360,342,763 348,503,254
FNMA, 30 Year , 5.5%, 7/01/53 - 11/01/54 ................. United States 313,423,770 309,581,479
679,406,413
Government National Mortgage Association (GNMA) Fixed Rate 0.1%
GNMA II, Single-family, 30 Year , 5.5%, 5/20/53 ............. United States 74,525,113 74,151,193
Total Mortgage-Backed Securities (Cost $ 2,524,656,803 ) .......................
2,514,225,237

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Escrows and Litigation Trusts 0.0%
a,c,e
Endo, Inc., Escrow Account ............................ United States 307,256,000 $ —
Total Escrows and Litigation Trusts (Cost $ – ) .................................
—
Total Long Term Investments (Cost $ 70,353,226,837 ) ..........................
71,360,130,279
a
Short Term Investments 1.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.3%
d,k
Institutional Fiduciary Trust - Money Market Portfolio , 4.183% .. United States 957,623,823 957,623,823
Total Money Market Funds (Cost $ 957,623,823 ) ...............................
957,623,823
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Money Market Funds 0.1%
d,k
Institutional Fiduciary Trust - Money Market Portfolio , 4.183% .. United States 39,436,000 39,436,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 39,436,000 ) .........................................................
39,436,000
Total Short Term Investments (Cost $ 997,059,823 ) .............................
997,059,823
a
Total Investments (Cost $ 71,350,286,660 ) 99.2% ..............................
$72,357,190,102
Options Written (0.1) % .....................................................
(37,703,850)
Other Assets, less Liabilities 0.9% ...........................................
641,516,899
Net Assets 100.0% .........................................................
$72,961,003,151
a a a
Number of
Contracts
Notional
Amount
#
Options Written (0.1)%
Calls - Exchange-Traded
Equity Options
Abbott Laboratories , February Strike Price $ 125.00 , Expires
2/21/25 ......................................... 10,000 113,110,000 (350,000)
Air Products and Chemicals, Inc. , January Strike Price $ 340.00 ,
Expires 1/17/25 ................................... 5,000 145,020,000 (290,000)
BlackRock, Inc. , January Strike Price $ 1,100.00 , Expires 1/17/25 1,000 102,511,000 (210,000)
Chevron Corp. , January Strike Price $ 170.00 , Expires 1/17/25 .. 10,000 144,840,000 (10,000)
Chevron Corp. , February Strike Price $ 175.00 , Expires 2/21/25 . 10,000 144,840,000 (80,000)
Chevron Corp. , March Strike Price $ 175.00 , Expires 3/21/25 ... 10,000 144,840,000 (160,000)
ConocoPhillips , January Strike Price $ 120.00 , Expires 1/17/25 . 10,000 99,170,000 (30,000)
CVS Health Corp. , February Strike Price $ 65.00 , Expires 2/21/25 20,000 89,780,000 (220,000)
Exxon Mobil Corp. , January Strike Price $ 130.00 , Expires 1/17/25 10,000 107,570,000 (20,000)
Exxon Mobil Corp. , March Strike Price $ 130.00 , Expires 3/21/25 10,000 107,570,000 (270,000)
Fifth Third Bancorp , January Strike Price $ 47.00 , Expires 1/17/25 10,000 42,280,000 (30,000)
Home Depot, Inc. (The) , February Strike Price $ 460.00 , Expires
2/21/25 ......................................... 5,000 194,495,000 (160,000)
Honeywell International, Inc. , January Strike Price $ 220.00 ,
Expires 1/17/25 ................................... 10,000 225,890,000 (8,060,000)
Johnson & Johnson , January Strike Price $ 170.00 , Expires
1/17/25 ......................................... 10,000 144,620,000 (20,000)
Lockheed Martin Corp. , January Strike Price $ 600.00 , Expires
1/17/25 ......................................... 2,500 121,485,000 (12,500)

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 44 .
a
a a
Number of
Contracts
Notional
Amount
#
a
Value
a a a a a a
Options Written
(continued)
Calls - Exchange-Traded (continued)
Equity Options (continued)
McDonald's Corp. , March Strike Price $ 330.00 , Expires 3/21/25 7,500 217,417,500 $ (502,500)
Microchip Technology, Inc. , February Strike Price $ 75.00 , Expires
2/21/25 ......................................... 10,000 57,350,000 (190,000)
Microchip Technology, Inc. , January Strike Price $ 80.00 , Expires
1/17/25 ......................................... 8,000 45,880,000 (8,000)
Microsoft Corp. , February Strike Price $ 475.00 , Expires 2/21/25 2,600 109,590,000 (496,600)
NextEra Energy, Inc. , January Strike Price $ 85.00 , Expires
1/17/25 ......................................... 10,000 71,690,000 (30,000)
NextEra Energy, Inc. , March Strike Price $ 87.50 , Expires 3/21/25 10,000 71,690,000 (290,000)
NIKE, Inc. , January Strike Price $ 90.00 , Expires 1/17/25 ...... 10,000 75,670,000 (30,000)
Pfizer, Inc. , January Strike Price $ 30.00 , Expires 1/17/25 ...... 20,000 53,060,000 (40,000)
Rio Tinto plc , January Strike Price $ 70.00 , Expires 1/17/25 .... 5,000 29,405,000 (20,000)
Shell plc , January Strike Price $ 70.00 , Expires 1/17/25 ....... 10,000 62,650,000 (40,000)
Taiwan Semiconductor Manufacturing Co. Ltd. , January Strike
Price $ 220.00 , Expires 1/17/25 ........................ 10,000 197,490,000 (1,580,000)
United Parcel Service, Inc. , March Strike Price $ 150.00 , Expires
3/21/25 ......................................... 10,000 126,100,000 (590,000)
(13,739,600)
Puts - Exchange-Traded
Equity Options
Amgen, Inc. , February Strike Price $ 235.00 , Expires 2/21/25 ... 5,000 130,320,000 (1,070,000)
Applied Materials, Inc. , March Strike Price $ 150.00 , Expires
3/21/25 ......................................... 10,000 162,630,000 (5,950,000)
BlackRock, Inc. , January Strike Price $ 960.00 , Expires 1/17/25 . 1,000 102,511,000 (360,000)
Citigroup, Inc. , January Strike Price $ 55.00 , Expires 1/17/25 ... 25,000 175,975,000 (150,000)
Eli Lilly & Co. , January Strike Price $ 620.00 , Expires 1/17/25 ... 2,500 193,000,000 (131,250)
Exxon Mobil Corp. , February Strike Price $ 110.00 , Expires
2/21/25 ......................................... 10,000 107,570,000 (5,180,000)
Home Depot, Inc. (The) , February Strike Price $ 360.00 , Expires
2/21/25 ......................................... 5,000 194,495,000 (1,675,000)
Honeywell International, Inc. , January Strike Price $ 190.00 ,
Expires 1/17/25 ................................... 10,000 225,890,000 (120,000)
JPMorgan Chase & Co. , January Strike Price $ 225.00 , Expires
1/17/25 ......................................... 10,000 239,710,000 (1,380,000)
McDonald's Corp. , March Strike Price $ 275.00 , Expires 3/21/25 7,500 217,417,500 (3,450,000)
Merck & Co., Inc. , January Strike Price $ 90.00 , Expires 1/17/25 . 10,000 99,480,000 (170,000)
Microchip Technology, Inc. , February Strike Price $ 50.00 , Expires
2/21/25 ......................................... 15,000 86,025,000 (1,725,000)
Microsoft Corp. , February Strike Price $ 390.00 , Expires 2/21/25 2,600 109,590,000 (1,313,000)
Oracle Corp. , January Strike Price $ 160.00 , Expires 1/17/25 ... 10,000 166,640,000 (1,220,000)
Target Corp. , January Strike Price $ 115.00 , Expires 1/17/25 ... 10,000 135,180,000 (70,000)
(23,964,250)
Total Options Written (Premiums received $ 79,163,889 ) ........................
$ (37,703,850)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a
Non-income producing.
b
A portion or all of the security is held in connection with written option contracts open at period end.
c
See Note 4 regarding holdings of 5% voting securities.
d
See Note 5 regarding investments in affiliated management investment companies.
e
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2024, the aggregate value of these securities was $28,286,336,342, representing 38.8% of net assets.
g
A portion or all of the security is on loan at December 31, 2024.
h
Perpetual security with no stated maturity date.
i
Income may be received in additional securities and/or cash.
j
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
k
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Schedule of Investments (unaudited), December 31, 2024
Franklin U.S. Government Securities Fund
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities 3.4%
U.S. Treasury Bonds ,
4.75%, 2/15/37 ................................................... $ 37,500,000 $ 38,051,146
4.5%, 2/15/44 .................................................... 33,400,000 31,889,717
4.625%, 5/15/54 ................................................... 6,000,000 5,831,461
Total U.S. Government and Agency Securities (Cost $ 80,305,722 ) .................
75,772,324
Mortgage-Backed Securities 95.2%
Government National Mortgage Association (GNMA) Fixed Rate 95.2%
GNMA I, 30 Year , 4.5%, 4/15/40 ........................................ 2,937,191 2,848,390
GNMA I, 30 Year , 5%, 9/15/40 .......................................... 100,848,987 100,055,732
GNMA I, 30 Year , 5.5%, 2/15/40 ........................................ 43,207,706 43,995,858
GNMA I, 30 Year , 6%, 12/15/39 ......................................... 39,742,532 41,448,653
GNMA I, 30 Year , 6.5%, 8/15/37 ........................................ 8,686,391 8,901,676
GNMA I, 30 Year , 7%, 9/15/32 .......................................... 5,301,585 5,531,142
GNMA I, 30 Year , 7.5%, 7/15/26 - 8/15/33 ................................. 335,471 348,209
GNMA I, 30 Year , 8%, 10/15/29 ......................................... 608 627
GNMA I, Single-family, 30 Year , 3.5%, 4/15/43 - 5/15/43 ...................... 9,551,285 8,771,262
GNMA I, Single-family, 30 Year , 4%, 10/15/40 - 8/15/46 ....................... 28,889,769 27,136,368
GNMA I, Single-family, 30 Year , 4.5%, 2/15/39 - 6/15/41 ...................... 54,088,339 52,337,399
GNMA I, Single-family, 30 Year , 5.5%, 10/15/48 ............................. 540,006 540,569
GNMA I, Single-family, 30 Year , 7.25%, 12/15/25 ............................ 8,475 8,470
GNMA I, Single-family, 30 Year , 7.5%, 8/15/25 - 7/15/31 ...................... 571,459 577,904
GNMA I, Single-family, 30 Year , 8%, 1/15/25 - 9/15/30 ........................ 185,724 186,824
GNMA II, 30 Year , 4.5%, 5/20/34 - 6/20/41 ................................. 2,433,984 2,365,469
GNMA II, 30 Year , 6%, 3/20/34 - 9/20/34 .................................. 758,052 761,365
GNMA II, 30 Year , 6%, 7/20/39 ......................................... 17,790,735 18,487,560
GNMA II, 30 Year , 6.5%, 9/20/31 - 9/20/32 ................................. 659,965 675,891
GNMA II, 30 Year , 7%, 7/20/32 ......................................... 191,552 198,678
GNMA II, 30 Year , 8%, 12/20/28 ........................................ 11,657 11,682
GNMA II, Single-family, 30 Year , 2%, 8/20/51 ............................... 152,910,837 122,511,174
GNMA II, Single-family, 30 Year , 2%, 9/20/50 - 4/20/52 ....................... 83,742,748 67,103,811
GNMA II, Single-family, 30 Year , 2.5%, 11/20/50 ............................ 13,333,412 10,886,535
GNMA II, Single-family, 30 Year , 2.5%, 7/20/51 ............................. 63,333,668 52,958,143
GNMA II, Single-family, 30 Year , 2.5%, 8/20/51 ............................. 189,330,166 158,312,996
GNMA II, Single-family, 30 Year , 2.5%, 9/20/51 ............................. 76,123,595 63,652,424
GNMA II, Single-family, 30 Year , 2.5%, 10/20/51 ............................ 47,901,642 40,053,961
GNMA II, Single-family, 30 Year , 2.5%, 12/20/51 ............................ 76,309,592 63,807,512
GNMA II, Single-family, 30 Year , 2.5%, 1/20/52 ............................. 31,185,931 26,075,865
GNMA II, Single-family, 30 Year , 3%, 10/20/44 .............................. 16,230,329 14,377,695
GNMA II, Single-family, 30 Year , 3%, 5/20/45 ............................... 11,813,441 10,454,105
GNMA II, Single-family, 30 Year , 3%, 4/20/46 ............................... 15,881,763 13,995,575
GNMA II, Single-family, 30 Year , 3%, 9/20/47 ............................... 12,823,441 11,262,803
GNMA II, Single-family, 30 Year , 3%, 10/20/47 .............................. 20,497,673 18,007,110
GNMA II, Single-family, 30 Year , 3%, 6/20/50 ............................... 9,877,461 8,378,342
GNMA II, Single-family, 30 Year , 3%, 8/20/51 ............................... 113,687,375 98,702,804
GNMA II, Single-family, 30 Year , 3%, 9/20/51 ............................... 24,199,206 21,035,837
GNMA II, Single-family, 30 Year , 3%, 12/20/44 - 10/20/50 ...................... 69,631,998 59,948,764
GNMA II, Single-family, 30 Year , 3.5%, 7/20/42 ............................. 25,287,671 23,152,576
GNMA II, Single-family, 30 Year , 3.5%, 9/20/42 ............................. 31,864,084 29,144,156
GNMA II, Single-family, 30 Year , 3.5%, 5/20/43 ............................. 9,519,696 8,704,502
GNMA II, Single-family, 30 Year , 3.5%, 6/20/43 ............................. 11,005,653 10,064,303
GNMA II, Single-family, 30 Year , 3.5%, 9/20/47 ............................. 113,769,944 102,624,082
GNMA II, Single-family, 30 Year , 3.5%, 11/20/47 ............................ 76,073,916 68,871,486
GNMA II, Single-family, 30 Year , 3.5%, 10/20/40 - 10/20/54 .................... 43,435,967 39,603,487
GNMA II, Single-family, 30 Year , 4%, 10/20/41 .............................. 10,155,366 9,627,422
GNMA II, Single-family, 30 Year , 4%, 11/20/41 .............................. 9,659,121 9,156,969
GNMA II, Single-family, 30 Year , 4%, 5/20/47 ............................... 27,319,466 25,425,909

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 44 .
a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year , 4%, 6/20/47 ............................... $ 20,919,468 $ 19,547,733
GNMA II, Single-family, 30 Year , 4%, 7/20/47 ............................... 13,308,912 12,457,557
GNMA II, Single-family, 30 Year , 4%, 5/20/40 - 12/20/49 ...................... 56,001,581 52,541,815
GNMA II, Single-family, 30 Year , 4%, 6/20/52 ............................... 32,560,280 30,040,647
GNMA II, Single-family, 30 Year , 4.5%, 6/20/41 ............................. 9,350,167 9,026,326
GNMA II, Single-family, 30 Year , 4.5%, 7/20/41 ............................. 10,403,738 10,100,856
GNMA II, Single-family, 30 Year , 4.5%, 9/20/41 ............................. 14,999,308 14,562,629
GNMA II, Single-family, 30 Year , 4.5%, 10/20/41 ............................ 10,650,959 10,340,866
GNMA II, Single-family, 30 Year , 4.5%, 5/20/52 ............................. 33,879,164 32,119,793
GNMA II, Single-family, 30 Year , 4.5%, 5/20/33 - 2/20/44 ...................... 31,226,851 30,300,360
GNMA II, Single-family, 30 Year , 5%, 7/20/53 ............................... 24,190,036 23,515,769
GNMA II, Single-family, 30 Year , 5%, 8/20/53 ............................... 28,473,343 27,666,869
GNMA II, Single-family, 30 Year , 5%, 7/20/33 - 9/20/41 ....................... 26,232,952 26,170,107
GNMA II, Single-family, 30 Year , 5.5%, 7/20/53 ............................. 22,205,900 22,085,390
GNMA II, Single-family, 30 Year , 5.5%, 1/20/54 ............................. 44,366,379 44,084,718
GNMA II, Single-family, 30 Year , 5.5%, 6/20/34 - 3/20/54 ...................... 29,664,638 30,191,198
GNMA II, Single-family, 30 Year , 6%, 6/20/34 ............................... 361,457 366,004
GNMA II, Single-family, 30 Year , 6%, 8/20/54 ............................... 37,157,059 37,441,127
GNMA II, Single-family, 30 Year , 6%, 12/20/54 .............................. 68,730,000 69,280,857
GNMA II, Single-family, 30 Year , 6.5%, 8/20/54 ............................. 41,875,000 42,634,533
GNMA II, Single-family, 30 Year , 6.5%, 8/20/25 - 9/20/54 ...................... 32,511,816 33,218,676
GNMA II, Single-family, 30 Year , 6.5%, 12/20/54 ............................ 14,490,000 14,772,883
GNMA II, Single-family, 30 Year , 7%, 2/20/28 - 7/20/33 ....................... 1,348,841 1,386,864
GNMA II, Single-family, 30 Year , 7%, 7/20/54 ............................... 35,215,090 36,109,990
GNMA II, Single-family, 30 Year , 7.5%, 10/20/25 - 4/20/32 ..................... 116,414 119,306
GNMA II, Single-family, 30 Year , 8%, 3/20/25 - 6/20/30 ....................... 56,587 58,186
GNMA II, Single-family, 30 Year , 8.5%, 1/20/25 ............................. 1 1
2,133,231,136
Total Mortgage-Backed Securities (Cost $ 2,407,528,171 ) .........................
2,133,231,136
Total Long Term Investments (Cost $ 2,487,833,893 ) .............................
2,209,003,460
a
a a a a
Short Term Investments 1.2%
Shares
a
Money Market Funds 1.2%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.183% .................. 26,254,559 26,254,559
Total Money Market Funds (Cost $ 26,254,559 ) ..................................
26,254,559
Total Short Term Investments (Cost $ 26,254,559 ) ................................
26,254,559
a
Total Investments (Cost $ 2,514,088,452 ) 99.8% ..................................
$2,235,258,019
Other Assets, less Liabilities 0.2% .............................................
5,284,513
Net Assets 100.0% ...........................................................
$2,240,542,532
a
See Note 5 regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Schedule of Investments (unaudited), December 31, 2024
Franklin Utilities Fund
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.6%
Electric Utilities 58.2%
Alliant Energy Corp. ................................. United States 3,500,000 $ 206,990,000
American Electric Power Co., Inc. ....................... United States 650,000 59,949,500
Constellation Energy Corp. ............................ United States 300,000 67,113,000
Duke Energy Corp. .................................. United States 2,600,000 280,124,000
Edison International ................................. United States 3,200,000 255,488,000
Entergy Corp. ...................................... United States 4,200,000 318,444,000
Evergy, Inc. ........................................ United States 4,250,000 261,587,500
Eversource Energy .................................. United States 1,500,000 86,145,000
Exelon Corp. ....................................... United States 5,150,000 193,846,000
FirstEnergy Corp. ................................... United States 3,200,000 127,296,000
a
Hawaiian Electric Industries, Inc. ........................ United States 2,702,702 26,297,291
NextEra Energy, Inc. ................................. United States 8,400,000 602,196,000
NRG Energy, Inc. ................................... United States 800,000 72,176,000
OGE Energy Corp. .................................. United States 1,600,000 66,000,000
PG&E Corp. ....................................... United States 14,800,000 298,664,000
Pinnacle West Capital Corp. ........................... United States 750,000 63,577,500
PPL Corp. ......................................... United States 7,000,000 227,220,000
Southern Co. (The) .................................. United States 4,100,000 337,512,000
TXNM Energy, Inc. .................................. United States 1,600,000 78,672,000
Xcel Energy, Inc. .................................... United States 1,563,358 105,557,932
3,734,855,723
Gas Utilities 1.5%
ONE Gas, Inc. ..................................... United States 700,000 48,475,000
Spire, Inc. ......................................... United States 650,000 44,089,500
92,564,500
Independent Power and Renewable Electricity Producers 7.8%
AES Corp. (The) .................................... United States 1,300,000 16,731,000
Clearway Energy, Inc. , C .............................. United States 1,400,000 36,400,000
Drax Group plc ..................................... United Kingdom 12,500,000 101,247,839
Vistra Corp. ........................................ United States 2,500,000 344,675,000
499,053,839
Multi-Utilities 27.5%
Ameren Corp. ...................................... United States 1,800,000 160,452,000
CenterPoint Energy, Inc. .............................. United States 5,300,000 168,169,000
CMS Energy Corp. .................................. United States 1,700,000 113,305,000
Dominion Energy, Inc. ................................ United States 2,300,000 123,878,000
DTE Energy Co. .................................... United States 1,400,000 169,050,000
E.ON SE .......................................... Germany 9,000,000 104,832,497
National Grid plc .................................... United Kingdom 7,458,333 88,606,892
NiSource, Inc. ...................................... United States 6,300,000 231,588,000
Northwestern Energy Group, Inc. ....................... United States 1,300,000 69,498,000
Public Service Enterprise Group, Inc. .................... United States 2,000,000 168,980,000
Sempra ........................................... United States 3,550,000 311,406,000
WEC Energy Group, Inc. .............................. United States 550,000 51,722,000
1,761,487,389
Oil, Gas & Consumable Fuels 3.7%
Cheniere Energy, Inc. ................................ United States 375,000 80,576,250
DT Midstream, Inc. .................................. United States 900,000 89,487,000
Williams Cos., Inc. (The) .............................. United States 1,250,000 67,650,000
237,713,250
Water Utilities 0.9%
Essential Utilities, Inc. ................................ United States 900,000 32,688,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Utilities Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Water Utilities (continued)
United Utilities Group plc .............................. United Kingdom 2,000,000 $ 26,309,525
58,997,525
Total Common Stocks (Cost $ 2,895,107,159 ) ..................................
6,384,672,226
Short Term Investments 0.3%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.3%
b,c
Institutional Fiduciary Trust - Money Market Portfolio , 4.183% .. United States 21,294,234 21,294,234
Total Money Market Funds (Cost $ 21,294,234 ) ................................
21,294,234
Total Short Term Investments (Cost $ 21,294,234 ) ..............................
21,294,234
a
Total Investments (Cost $ 2,916,401,393 ) 99.9% ................................
$6,405,966,460
Other Assets, less Liabilities 0.1% ...........................................
6,545,930
Net Assets 100.0% .........................................................
$6,412,512,390
a a a
a
Non-income producing.
b
See Note 5 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds

franklintempleton.com
Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Custodian Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of five separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services –
Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At December 31, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
Derivative financial instruments listed on an exchange are valued at the official closing price of the day. Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds' pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
3. Restricted Securities
At December 31, 2024, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
4. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended December 31, 2024, investments in “affiliated companies” were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Growth Fund
1,150,134 Anduril Industries, Inc., F ...................... 7/17/24 $ 25,000,003 $ 25,000,003
2,353 Canva, Inc., A .............................. 11/08/21 4,011,298 2,899,461
94 Canva, Inc., A-3 ............................. 11/08/21 160,247 115,831
8 Canva, Inc., A-4 ............................. 11/08/21 13,638 9,858
5 Canva, Inc., A-5 ............................. 11/08/21 8,524 6,161
25,413 Canva, Inc., B .............................. 11/08/21 43,323,040 31,314,917
96,603 Checkout Payments Group Ltd., B ............... 1/11/22 30,000,062 10,010,941
822,494 Gusto, Inc., E ............................... 7/13/21 24,999,977 27,871,588
849,894 OneTrust LLC, C ............................ 4/01/21 16,666,676 11,972,803
540,043 Stripe, Inc., B ............................... 5/18/21 21,671,052 16,871,953
1,759,545 Stripe, Inc., I ............................... 3/15/23 - 5/08/23 35,426,925 54,971,476
Total Restricted Securities (Value is 1.0% of Net Assets) ............... $201,281,442 $181,044,992
2. Financial Instrument Valuation
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
5. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
December 31, 2024, investments in affiliated management investment companies were as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held at
End
of Period
Investment
Income
Franklin Income Fund
Non-Controlled Affiliates
Dividends
Endo, Inc. .......... $ 114,260,525 $ — $ — $ — $ (6,861,013) $ 107,399,512 4,484,322 $ —
Endo, Inc., Escrow
Account ......... — — — — — — 307,256,000 —
Total Affiliated Securities
(Value is 0.2% of Net
Assets) .......... $114,260,525 $— $— $— $(6,861,013) $107,399,512 $—
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin DynaTech Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.183% $220,607,622 $928,980,336 $(1,028,123,912) $— $— $121,464,046 121,464,046 $1,335,544
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.183% $19,487,000 $124,797,000 $(111,840,000) $— $— $32,444,000 32,444,000 $237,055
Total Affiliated Securities ... $240,094,622 $1,053,777,336 $(1,139,963,912) $— $— $153,908,046 $1,572,599
Franklin Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.183% $132,381,860 $385,969,588 $(459,822,796) $— $— $58,528,652 58,528,652 $1,034,476
4. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Growth Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.183% $3,085,000 $7,667,000 $(10,752,000) $— $— $— — $9,135
Total Affiliated Securities ... $135,466,860 $393,636,588 $(470,574,796) $— $— $58,528,652 $1,043,611
Franklin Income Fund
Non-Controlled Affiliates
Dividends
Clarion Partners Real Estate
Income Fund, Inc., Class I .... $91,974,965 $— $— $— $(236,035) $91,738,930 7,867,833 $1,581,434
Franklin BSP Real Estate Credit
BDC .................. 265,381,931 71,225,071 — — 10,664,499 347,271,501 12,900,130 —
Institutional Fiduciary Trust -
Money Market Portfolio, 4.183% 298,170,275 5,737,213,904 (5,077,760,356) — — 957,623,823 957,623,823 10,015,413
Total Non-Controlled Affiliates $655,527,171 $5,808,438,975 $(5,077,760,356) $— $10,428,464 $1,396,634,254 $11,596,847
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.183% $177,261,000 $89,527,000 $(227,352,000) $— $— $39,436,000 39,436,000 $945,762
Total Affiliated Securities ... $832,788,171 $5,897,965,975 $(5,305,112,356) $— $10,428,464 $1,436,070,254 $12,542,609
Franklin U.S. Government Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.183% $36,624,604 $64,695,895 $(75,065,940) $— $— $26,254,559 26,254,559 $432,359
Total Affiliated Securities ... $36,624,604 $64,695,895 $(75,065,940) $— $— $26,254,559 $432,359
Franklin Utilities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.183% $31,088,886 $192,584,269 $(202,378,921) $— $— $21,294,234 21,294,234 $273,370
Total Affiliated Securities ... $31,088,886 $192,584,269 $(202,378,921) $— $— $21,294,234 $273,370
5. Investments in Affiliated Management Investment Companies
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2024, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin DynaTech Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 556,341,000 $ — $ — $ 556,341,000
Automobiles .......................... 747,104,000 — — 747,104,000
Biotechnology ......................... 439,500,250 83,391,114 — 522,891,364
Broadline Retail ....................... 2,550,347,000 — — 2,550,347,000
Capital Markets ........................ 424,921,000 — — 424,921,000
Communications Equipment .............. 138,162,500 — — 138,162,500
Construction & Engineering ............... 221,235,000 — — 221,235,000
Diversified Consumer Services ............ 32,423,000 — — 32,423,000
Electrical Equipment .................... 83,422,500 — — 83,422,500
Electronic Equipment, Instruments &
Components ........................ 201,896,000 40,647,166 — 242,543,166
Energy Equipment & Services ............. 103,275,000 — — 103,275,000
Entertainment ......................... 250,340,000 — — 250,340,000
Financial Services ...................... 1,235,497,000 — — 1,235,497,000
Ground Transportation .................. 60,320,000 — — 60,320,000
Health Care Equipment & Supplies ......... 763,210,500 9,307,973 — 772,518,473
Health Care Providers & Services .......... 123,854,000 — — 123,854,000
Health Care Technology ................. 55,894,000 77,236,267 — 133,130,267
Hotels, Restaurants & Leisure ............. 477,925,000 — — 477,925,000
Interactive Media & Services .............. 2,642,497,500 — — 2,642,497,500
IT Services ........................... 761,952,585 — — 761,952,585
Life Sciences Tools & Services ............ 460,954,500 — — 460,954,500
Media ............................... 76,394,500 — — 76,394,500
Pharmaceuticals ....................... 535,648,000 — — 535,648,000
Professional Services ................... 53,813,400 — — 53,813,400
Semiconductors & Semiconductor Equipment . 5,350,172,000 115,637,111 — 5,465,809,111
Software ............................. 6,700,116,477 — — 6,700,116,477
Specialty Retail ........................ 25,420,000 — — 25,420,000
Technology Hardware, Storage & Peripherals . 651,092,000 — — 651,092,000
Trading Companies & Distributors .......... 14,382,000 — — 14,382,000
Warrants ............................... — — —
a
—
Short Term Investments ................... 153,908,046 — — 153,908,046
Total Investments in Securities ........... $25,892,018,758 $326,219,631
b
$— $26,218,238,389

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 661,839,698 $ — $ — $ 661,839,698
Beverages ........................... 280,741,320 — — 280,741,320
Biotechnology ......................... 255,425,892 — — 255,425,892
Broadline Retail ....................... 935,667,197 — — 935,667,197
Building Products ...................... 323,983,478 — — 323,983,478
Capital Markets ........................ 906,822,665 — — 906,822,665
Chemicals ........................... 532,454,367 — — 532,454,367
Commercial Services & Supplies ........... 119,211,824 — — 119,211,824
Construction Materials .................. 165,929,757 — — 165,929,757
Consumer Staples Distribution & Retail ...... 223,102,582 — — 223,102,582
Electric Utilities ........................ 176,001,029 — — 176,001,029
Electrical Equipment .................... 256,524,477 — — 256,524,477
Electronic Equipment, Instruments &
Components ........................ 547,539,992 — — 547,539,992
Entertainment ......................... 89,845,056 — — 89,845,056
Financial Services ...................... 772,958,688 — — 772,958,688
Ground Transportation .................. 504,861,713 — — 504,861,713
Health Care Equipment & Supplies ......... 695,855,619 — — 695,855,619
Health Care Providers & Services .......... 215,054,744 — — 215,054,744
Health Care Technology ................. 82,575,688 — — 82,575,688
Hotels, Restaurants & Leisure ............. 350,198,170 — — 350,198,170
Industrial REITs ....................... 85,390,591 — — 85,390,591
Interactive Media & Services .............. 813,445,251 — — 813,445,251
IT Services ........................... 83,701,945 — 31,314,917 115,016,862
Life Sciences Tools & Services ............ 829,576,158 — — 829,576,158
Machinery ............................ 695,916,477 — — 695,916,477
Pharmaceuticals ....................... 418,947,008 — — 418,947,008
Professional Services ................... 76,752,389 — — 76,752,389
Semiconductors & Semiconductor Equipment . 2,319,240,983 — — 2,319,240,983
Software ............................. 3,112,356,262 — 26,882,894 3,139,239,156
Technology Hardware, Storage & Peripherals . 789,051,633 — — 789,051,633
Textiles, Apparel & Luxury Goods .......... 95,191,498 — — 95,191,498
Trading Companies & Distributors .......... 179,986,200 — — 179,986,200
Convertible Preferred Stocks ................ — — 122,847,181 122,847,181
Preferred Stocks ......................... — 101,413,093 — 101,413,093
Short Term Investments ................... 58,528,652 — — 58,528,652
Total Investments in Securities ........... $17,654,679,003 $101,413,093
c
$181,044,992 $17,937,137,088
Franklin Income Fund
Assets:
Investments in Securities:
Common Stocks ......................... 18,742,520,915 — — 18,742,520,915
Management Investment Companies :
Capital Markets ........................ 91,738,930 — 347,271,501 439,010,431
Equity-Linked Securities ................... — 12,923,627,496 — 12,923,627,496
Convertible Preferred Stocks :
Aerospace & Defense ................... 339,766,200 — — 339,766,200
Capital Markets ........................ 55,040,000 — — 55,040,000
Chemicals ........................... 223,795,000 — — 223,795,000
Electric Utilities ........................ 281,575,000 — — 281,575,000
6. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Income Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Convertible Preferred Stocks: (continued)
Financial Services ...................... $ — $ 146,810,000 $ — $ 146,810,000
Preferred Stocks ......................... 47,720,000 — — 47,720,000
Convertible Bonds ....................... — 67,520,000 — 67,520,000
Corporate Bonds ........................ — 29,870,638,504 — 29,870,638,504
Senior Floating Rate Interests ............... — 35,094,394 — 35,094,394
U.S. Government and Agency Securities ....... — 5,576,257,669 — 5,576,257,669
Asset-Backed Securities ................... — 96,529,433 — 96,529,433
Mortgage-Backed Securities ................ — 2,514,225,237 — 2,514,225,237
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 997,059,823 — — 997,059,823
Total Investments in Securities ........... $20,779,215,868 $51,230,702,733 $347,271,501 $72,357,190,102
Liabilities:
Other Financial Instruments:
Options Written .......................... $ 37,703,850 $ — $ — $ 37,703,850
Total Other Financial Instruments ......... $37,703,850 $— $— $37,703,850
Franklin U.S. Government Securities Fund
Assets:
Investments in Securities:
d
U.S. Government and Agency Securities ....... — 75,772,324 — 75,772,324
Mortgage-Backed Securities ................ — 2,133,231,136 — 2,133,231,136
Short Term Investments ................... 26,254,559 — — 26,254,559
Total Investments in Securities ........... $26,254,559 $2,209,003,460 $— $2,235,258,019
Franklin Utilities Fund
Assets:
Investments in Securities:
Common Stocks :
Electric Utilities ........................ 3,734,855,723 — — 3,734,855,723
Gas Utilities .......................... 92,564,500 — — 92,564,500
Independent Power and Renewable Electricity
Producers .......................... 397,806,000 101,247,839 — 499,053,839
Multi-Utilities .......................... 1,568,048,000 193,439,389 — 1,761,487,389
Oil, Gas & Consumable Fuels ............. 237,713,250 — — 237,713,250
Water Utilities ......................... 32,688,000 26,309,525 — 58,997,525
Short Term Investments ................... 21,294,234 — — 21,294,234
Total Investments in Securities ........... $6,084,969,707 $320,996,753
e
$— $6,405,966,460
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $326,219,631, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $101,413,093, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
For detailed categories, see the accompanying Schedule of Investments.
e
Includes foreign securities valued at $320,996,753, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
6. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At December 31, 2024, the reconciliation is as follows:
Level 3 financial instruments, for the Franklin Growth Fund, include fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
Abbreviations
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Growth Fund
Assets:
Investments in Securities:
Common Stocks :
IT Services ........ $ 31,148,647 $ — $ — $ — $ — $ — $ — $ 166,270 $ 31,314,917 $ 166,270
Software .......... 23,735,324 — — — — — — 3,147,570 26,882,894 3,147,570
Convertible Preferred
Stocks :
IT Services ........ 3,015,216 — — — — — — 16,095 3,031,311 16,095
Software .......... 89,474,848 — — — — — — 5,341,019 94,815,867 5,341,019
Trading Companies &
Distributors ...... 25,000,003 — — — — — — — 25,000,003 —
Total Investments in
Securities ............ $172,374,038 $— $— $— $— $— $— $8,670,954 $181,044,992 $8,670,954
Selected Portfolio
ADR
American Depositary Receipt
BDC
Business Development Company
CME
Chicago Mercantile Exchange
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
6. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.